AST GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 93.4%
Asset-Backed Securities — 5.7%
Canada — 0.1%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	245	$238,774
Cayman Islands — 3.3%
Atlas Senior Loan Fund,
Series 2019-14A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.270%(c)	07/20/32	639	635,211
Bain Capital Credit CLO Ltd.,
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.858%(c)	07/25/34	544	536,904
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.296%(c)	10/20/34	322	318,462
Black Diamond CLO Ltd.,
Series 2016-01A, Class A2AR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.017%(c)	04/26/31	384	380,453
CarVal CLO Ltd.,
Series 2019-01A, Class ANR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.364%(c)	04/20/32	472	467,988
CIFC Funding Ltd.,
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.241%(c)	04/18/31	355	352,160
Greywolf CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.630% (Cap N/A, Floor 0.000%)
1.897%(c)	04/26/31	408	405,305
Halsey Point CLO Ltd.,
Series 2019-01A, Class A1A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.604%(c)	01/20/33	591	589,523
Series 2020-03A, Class A1A, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.749%(c)	11/30/32	1,418	1,409,422
ICG US CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.388%(c)	10/19/28	456	454,763
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.315%(c)	04/21/31	591	585,386
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.408%(c)	04/25/30	254	253,238
Kings Park CLO Ltd.,
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.478%(c)	01/21/35	250	246,969
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Magnetite Ltd.,
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.041%(c)	01/18/28	374	$371,926
Marble Point CLO Ltd.,
Series 2020-03A, Class D, 144A, 3 Month LIBOR + 3.900% (Cap N/A, Floor 3.900%)
4.148%(c)	01/19/34	1,250	1,215,450
MF1 Ltd.,
Series 2021-FL06, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.568%(c)	07/16/36	218	215,155
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.598%(c)	04/14/33	700	697,725
Nassau Ltd.,
Series 2019-IIA, Class AN, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.691%(c)	10/15/32	355	354,867
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.259%(c)	04/15/31	497	492,955
Parallel Ltd.,
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.104%(c)	07/20/34	296	293,884
Regatta Funding Ltd.,
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.239%(c)	01/20/35	250	247,250
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29	360	357,406
THL Credit Wind River CLO Ltd.,
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.930%(c)	11/20/30	407	402,548
Trysail CLO Ltd.,
Series 2021-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.574%(c)	07/20/32	709	705,133
Venture CLO Ltd.,
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	04/15/33	316	313,704
Wellfleet CLO Ltd.,
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.424%(c)	07/20/32	1,359	1,350,389
			13,654,176
A1

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States — 2.3%
Affirm Asset Securitization Trust,
Series 2021-A, Class A, 144A
0.880%	08/15/25	770	$765,955
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	141	139,054
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	448	439,742
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	88	88,321
Series 2021-01, Class A2
0.280%	06/18/24	82	81,592
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.705% (Cap N/A, Floor 0.705%)
1.162%(c)	01/25/36	122	122,242
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	83	80,946
Series 2022-A, Class A, 144A
1.710%	02/20/35	622	610,886
CFMT LLC,
Series 2021-AL01, Class B, 144A
1.390%	09/22/31	360	351,777
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
1.132%(c)	10/25/35	27	27,417
Countrywide Asset-Backed Certificates,
Series 2007-09, Class 1A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.657%(c)	06/25/47	76	69,781
Series 2007-BC01, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.687%(c)	05/25/37	94	90,308
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	316	305,567
Series 2021-03A, Class A, 144A
1.000%	05/15/30	390	376,354
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.191%(cc)	12/25/35	27	26,803
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.657%(c)	12/27/66	277	278,800
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24	113	113,974
Series 2020-01A, Class D, 144A
2.730%	12/15/25	350	348,622
Series 2021-01A, Class B
0.500%	02/18/25	371	370,103
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25	211	$209,668
Series 2021-01, Class A, 144A
0.310%	06/16/25	337	334,474
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25	166	163,265
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24	162	160,807
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.597%(c)	12/13/38	183	181,196
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
1.329%(c)	03/25/37	64	67,289
Marlette Funding Trust,
Series 2021-01A, Class A, 144A
0.600%	06/16/31	35	34,539
Series 2021-03A, Class A, 144A
0.650%	12/15/31	214	211,504
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.507%(c)	12/27/66	102	101,902
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	169	152,983
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25	850	850,840
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31	65	65,186
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	210	207,617
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.936%(c)	12/15/32	187	176,092
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A
2.020%	01/25/29	20	20,384
Soundview Home Loan Trust,
Series 2007-NS01, Class A3, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.657%(c)	01/25/37	36	36,153
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.657%(c)	06/25/37	118	92,108

A2

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC02, Class A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.612%(c)	09/25/36	68	$51,300
Series 2007-BC03, Class 2A4, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.717%(c)	05/25/47	39	35,845
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	420	408,347
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25	285	287,649
Series 2020-03A, Class A2, 144A
0.560%	05/15/24	103	102,453
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25	179	177,262
Series 2021-02A, Class B, 144A
0.620%	07/15/26	123	119,436
Wheels SPV LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
0.729%(c)	08/20/29	652	648,385
			9,584,928

Total Asset-Backed Securities (cost $23,668,901)			23,477,878
Commercial Mortgage-Backed Securities — 0.9%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.649%(cc)	02/10/36	137	130,790
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.397%(c)	06/15/35	209	207,140
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	189	188,005
Series 2018-BN10, Class D, 144A
2.600%	02/15/61	24	18,917
Series 2019-BN19, Class D, 144A
3.000%	08/15/61	24	18,849
Series 2019-BN24, Class A3
2.960%	11/15/62	261	253,563
Series 2021-BN34, Class A5
2.438%	06/15/63	366	341,270
Series 2022-BNK40, Class A4
3.507%(cc)	03/15/64	250	251,729
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class D, 144A
3.491%(cc)	02/15/50	24	20,393
Benchmark Mortgage Trust,
Series 2019-B13, Class D, 144A
2.500%	08/15/57	106	85,978
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.647%(c)	07/15/35	237	$235,141
BHP Trust,
Series 2019-BXHP, Class C, 144A, 1 Month LIBOR + 1.522% (Cap N/A, Floor 1.522%)
1.919%(c)	08/15/36	92	89,857
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)
1.485%(c)	09/15/37	161	159,118
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class E, 144A
2.500%	11/15/52	200	149,824
Citigroup Commercial Mortgage Trust,
Series 2017-P07, Class D, 144A
3.250%	04/14/50	35	27,574
Commercial Mortgage Trust,
Series 2019-GC44, Class D, 144A
2.500%	08/15/57	95	73,259
CSAIL Commercial Mortgage Trust,
Series 2018-C14, Class D, 144A
4.924%(cc)	11/15/51	35	31,661
DBWF Mortgage Trust,
Series 2018-GLKS, Class A, 144A, 1 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
1.479%(c)	12/19/30	320	316,686
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class D, 144A
3.218%(cc)	06/10/50	72	61,516
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	313	294,661
GS Mortgage Securities Trust,
Series 2013-G01, Class A1, 144A
2.059%	04/10/31	52	52,240
Morgan Stanley Capital I Trust,
Series 2015-XLF02, Class SNMD, 144A, 1 Month LIBOR + 1.985% (Cap N/A, Floor 1.735%)
2.382%(c)	11/15/26	1,450	19,110
Series 2021-L05, Class A4
2.728%	05/15/54	248	236,081
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class D, 144A
3.041%(cc)	12/15/59	119	100,329
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	66	55,545
Series 2021-C59, Class A5
2.626%	04/15/54	224	210,867

Total Commercial Mortgage-Backed Securities (cost $5,181,990)			3,630,103

A3

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds — 29.6%
Australia — 0.5%
Commonwealth Bank of Australia,
Sec’d. Notes
0.125%	10/15/29	EUR	345	$351,666
Sub. Notes, 144A
3.784%	03/14/32		245	236,932
Sub. Notes, 144A, MTN
3.610%(ff)	09/12/34		243	232,811
Glencore Funding LLC,
Gtd. Notes, 144A
1.625%	04/27/26		121	111,875
4.125%	05/30/23		136	138,132
4.125%	03/12/24		139	141,006
4.625%	04/29/24		160	163,942
Macquarie Bank Ltd.,
Sub. Notes, 144A
3.052%(ff)	03/03/36		285	249,700
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
3.763%(ff)	11/28/28		72	70,905
National Australia Bank Ltd.,
Sec’d. Notes
0.010%	01/06/29	EUR	345	352,295
				2,049,264
Austria — 0.0%
Erste Group Bank AG,
Sub. Notes, EMTN
1.625%(ff)	09/08/31	EUR	100	106,008
Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.650%	02/01/26		18	18,410
4.900%	02/01/46		154	171,106
Anheuser-Busch InBev SA,
Gtd. Notes, EMTN
2.700%	03/31/26	EUR	105	124,137
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.600%	06/01/60		75	79,566
				393,219
Bermuda — 0.0%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		154	160,588
Brazil — 0.2%
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30		200	176,728
Nexa Resources SA,
Gtd. Notes
6.500%	01/18/28		200	213,006
OEC Finance Ltd.,
Gtd. Notes, 144A, 7.125% PIK
7.125%	12/26/46		1,104	38,716
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Brazil (cont’d.)
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31		272	$256,022
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26		12	13,164
				697,636
Canada — 2.2%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		220	203,278
Bank of Montreal,
Sec’d. Notes, EMTN
0.125%	01/26/27	EUR	330	349,347
Bank of Nova Scotia (The),
Covered Bonds
0.010%	01/14/27	EUR	227	239,033
Canadian Pacific Railway Co.,
Gtd. Notes
2.450%	12/02/31		35	32,460
3.000%	12/02/41		20	18,053
3.100%	12/02/51		10	8,893
CPPIB Capital, Inc.,
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,133	1,205,640
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	12/15/26		182	183,607
Ontario Teachers’ Finance Trust,
Gtd. Notes
0.500%	05/06/25	EUR	1,132	1,238,420
Gtd. Notes, 144A
1.250%	09/27/30		854	757,064
2.000%	04/16/31		1,251	1,167,312
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,421	1,469,830
0.900%	05/20/41	EUR	424	409,429
PSP Capital, Inc.,
Gtd. Notes, 144A
1.625%	10/26/28		1,093	1,022,762
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.100%	05/15/25		177	176,235
6.850%	06/01/39		164	212,294
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, Series FXD, MTN
1.450%	01/10/25		145	139,183
				8,832,840
Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd.,
Gtd. Notes, 144A
8.884%(s)	09/10/58		1,224	4,495

A4

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chile — 0.1%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.150%	01/14/30		200	$192,436
Empresa Nacional de Telecomunicaciones SA,
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	136,163
				328,599
China — 1.4%
Agricultural Development Bank of China,
Unsec’d. Notes, Series 2004
2.960%	04/17/30	CNH	11,240	1,745,467
Unsec’d. Notes, Series 2105
3.520%	05/24/31	CNH	3,930	635,802
Baidu, Inc.,
Sr. Unsec’d. Notes
1.625%	02/23/27(a)		362	325,484
China Development Bank,
Unsec’d. Notes, Series 2012
3.340%	07/14/25	CNH	4,560	730,821
Unsec’d. Notes, Series 2103
3.300%	03/03/26	CNH	6,250	1,002,382
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
3.250%	11/30/51		155	131,153
Prosus NV,
Sr. Unsec’d. Notes, EMTN
4.027%	08/03/50		200	151,106
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
3.250%	09/13/27		200	197,675
State Grid Overseas Investment BVI Ltd.,
Gtd. Notes, EMTN
4.250%	05/02/28		200	209,562
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28		360	350,714
Weibo Corp.,
Sr. Unsec’d. Notes
3.375%	07/08/30		217	185,131
				5,665,297
Denmark — 0.2%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
4.298%(ff)	04/01/28		550	554,519
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	06/09/29	EUR	300	307,069
				861,588
Finland — 0.2%
Citycon OYJ,
Jr. Sub. Notes
3.625%(ff)	06/10/26(oo)	EUR	250	237,756
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Finland (cont’d.)
Nordea Bank Abp,
Jr. Sub. Notes, EMTN
6.125%(ff)	09/23/24(oo)		400	$411,746
				649,502
France — 1.6%
Adevinta ASA,
Sr. Sec’d. Notes
3.000%	11/15/27	EUR	175	187,947
BNP Paribas SA,
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	100	123,588
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		266	265,185
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22		407	407,604
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	200,881
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33		224	222,673
Sub. Notes, EMTN
1.125%(ff)	01/15/32	EUR	100	104,654
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		430	397,546
4.000%	09/12/23		590	597,244
Sub. Notes, 144A, MTN
4.500%	03/15/25(a)		400	404,932
Credit Agricole Assurances SA,
Sub. Notes
4.750%(ff)	09/27/48	EUR	200	243,928
Electricite de France SA,
Jr. Sub. Notes
2.875%(ff)	12/15/26(oo)	EUR	600	618,117
Elior Group SA,
Gtd. Notes
3.750%	07/15/26	EUR	175	176,206
La Mondiale SAM,
Sub. Notes
0.750%	04/20/26	EUR	200	211,493
Orange SA,
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32	EUR	200	222,409
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	599	666,223
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		257	233,474
2.797%(ff)	01/19/28		330	308,908
Societe Generale SFH SA,
Covered Bonds
0.750%	01/29/27	EUR	300	328,212
SPCM SA,
Sr. Unsec’d. Notes, 144A
2.000%	02/01/26	EUR	112	120,295

A5

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
2.625%	02/01/29	EUR	100	$103,192
Technip Energies NV,
Sr. Unsec’d. Notes
1.125%	05/28/28	EUR	225	221,810
TotalEnergies SE,
Jr. Sub. Notes, EMTN
3.369%(ff)	10/06/26(oo)	EUR	210	236,378
				6,602,899
Germany — 1.2%
ADLER Group SA,
Sr. Unsec’d. Notes
1.875%	01/14/26	EUR	200	183,430
Allianz SE,
Jr. Sub. Notes
2.625%(ff)	10/30/30(oo)	EUR	200	201,328
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.250%	12/15/25		243	247,433
Commerzbank AG,
Jr. Sub. Notes
6.125%(ff)	10/09/25(oo)	EUR	200	227,101
Sub. Notes, EMTN
4.000%	03/23/26	EUR	106	121,618
Deutsche Bank AG,
Jr. Sub. Notes
4.625%(ff)	10/30/27(oo)	EUR	200	204,858
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26		168	155,998
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	300	310,567
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23		200	194,324
Sub. Notes
3.729%(ff)	01/14/32		330	294,943
Sub. Notes, EMTN
4.500%	05/19/26	EUR	100	116,963
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	396	436,613
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	224	234,066
ProGroup AG,
Sr. Sec’d. Notes
3.000%	03/31/26	EUR	161	170,638
TK Elevator Midco GmbH,
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	257	280,840
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	400	444,443
Volkswagen International Finance NV,
Gtd. Notes
3.500%(ff)	06/17/25(oo)	EUR	100	111,475
Gtd. Notes, EMTN
0.875%	09/22/28	EUR	300	311,213
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Germany (cont’d.)
Vonovia SE,
Sr. Unsec’d. Notes
1.000%	06/16/33	EUR	100	$95,603
WEPA Hygieneprodukte GmbH,
Sr. Sec’d. Notes
2.875%	12/15/27	EUR	146	138,131
Wintershall Dea Finance BV,
Gtd. Notes
1.823%	09/25/31	EUR	200	191,875
ZF Finance GmbH,
Gtd. Notes, EMTN
2.000%	05/06/27	EUR	200	199,416
3.750%	09/21/28	EUR	200	210,155
				5,083,031
Guatemala — 0.0%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL,
Gtd. Notes, 144A
5.250%	04/27/29		42	41,890
India — 0.1%
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		200	194,581
Ireland — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
2.450%	10/29/26		150	138,665
3.000%	10/29/28		150	138,276
3.300%	01/30/32		269	243,148
4.625%	07/01/22		355	356,676
AIB Group PLC,
Jr. Sub. Notes
6.250%(ff)	06/23/25(oo)	EUR	200	228,794
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		296	302,232
Sub. Notes, EMTN
2.875%(ff)	05/30/31	EUR	139	151,919
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24		89	88,580
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	05/10/27	EUR	132	135,923
Sub. Notes, EMTN
1.375%(ff)	08/11/31	EUR	204	209,610
CRH Funding BV,
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	523	589,531
				2,583,354
Israel — 0.0%
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		68	69,365

A6

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Italy — 0.7%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47	EUR	129	$159,831
Enel Finance International NV,
Gtd. Notes, 144A
2.250%	07/12/31		235	208,139
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	328	324,778
Enel SpA,
Jr. Sub. Notes, Series 6.5Y
1.375%(ff)	06/08/27(oo)	EUR	263	261,739
Eni SpA,
Jr. Sub. Notes, Series NC9
3.375%(ff)	07/13/29(oo)	EUR	281	297,127
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, EMTN
1.350%	02/24/31	EUR	354	349,823
Sub. Notes, 144A, MTN
5.017%	06/26/24		300	302,771
Rimini Bidco SpA,
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 5.250% (Cap N/A, Floor 5.250%)
5.250%(c)	12/14/26	EUR	180	176,638
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		200	201,586
Sr. Unsec’d. Notes, EMTN
1.625%	01/18/29	EUR	250	233,695
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27		247	223,242
3.127%(ff)	06/03/32		205	180,536
				2,919,905
Japan — 0.2%
Development Bank of Japan, Inc.,
Sr. Unsec’d. Notes, GMTN
0.010%	10/15/24	EUR	364	394,882
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
0.978%	06/09/24	EUR	355	394,797
				789,679
Luxembourg — 0.3%
ArcelorMittal SA,
Sr. Unsec’d. Notes
4.250%	07/16/29(a)		125	127,089
Blackstone Property Partners Europe Holdings Sarl,
Gtd. Notes, EMTN
1.750%	03/12/29	EUR	124	128,250
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	119	119,002
1.250%	04/26/27	EUR	100	104,366
2.000%	02/15/24	EUR	119	133,157
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Luxembourg (cont’d.)
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25	EUR	124	$138,917
3.250%	11/13/28	EUR	130	148,358
Vivion Investments Sarl,
Sr. Unsec’d. Notes
3.000%	08/08/24	EUR	200	212,957
				1,112,096
Malaysia — 0.1%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	203,816
Mexico — 0.3%
Braskem Idesa SAPI,
Sr. Sec’d. Notes, 144A
6.990%	02/20/32		200	196,577
Cemex SAB de CV,
Gtd. Notes
5.450%	11/19/29		200	202,567
Comision Federal de Electricidad,
Gtd. Notes, 144A
3.348%	02/09/31(a)		358	315,004
Mexico City Airport Trust,
Sr. Sec’d. Notes
4.250%	10/31/26		241	238,167
Sigma Alimentos SA de CV,
Gtd. Notes
4.125%	05/02/26		300	301,884
				1,254,199
Netherlands — 1.3%
ABN AMRO Bank NV,
Covered Bonds, EMTN
0.400%	09/17/41	EUR	300	274,196
Sr. Unsec’d. Notes, 144A
1.542%(ff)	06/16/27		400	366,614
Cooperatieve Rabobank UA,
Covered Bonds, EMTN
0.010%	07/02/30	EUR	200	201,354
0.125%	12/01/31	EUR	1,000	994,280
Jr. Sub. Notes
4.375%(ff)	06/29/27(oo)	EUR	200	222,909
ING Groep NV,
Jr. Sub. Notes
6.750%(ff)	04/16/24(oo)		206	212,495
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	200	202,109
0.250%(ff)	02/01/30	EUR	100	99,109
3.869%(ff)	03/28/26		200	200,992
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25	EUR	257	283,519
Lincoln Financing Sarl,
Sr. Sec’d. Notes, 144A
3.625%	04/01/24	EUR	101	111,527

A7

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Netherlands (cont’d.)
LYB Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27		6	$7,178
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	1,874	1,995,971
Shell International Finance BV,
Gtd. Notes
2.875%	11/26/41		20	17,983
				5,190,236
Norway — 0.0%
DNB Boligkreditt A/S,
Covered Bonds, EMTN
0.625%	06/19/25	EUR	138	151,725
Panama — 0.1%
AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes, 144A
4.375%	05/31/30		200	189,542
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48		323	303,311
				492,853
Peru — 0.0%
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26		41	39,324
Portugal — 0.0%
EDP - Energias de Portugal SA,
Jr. Sub. Notes, Series NC5
1.500%(ff)	03/14/82	EUR	100	99,719
Qatar — 0.1%
Ooredoo International Finance Ltd.,
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	187,420
Qatar Energy,
Sr. Unsec’d. Notes, 144A
3.300%	07/12/51		200	184,642
				372,062
Saudi Arabia — 0.2%
EIG Pearl Holdings Sarl,
Sr. Sec’d. Notes, 144A
3.545%	08/31/36		400	381,972
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		304	278,338
				660,310
South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.875%	03/17/31(a)		200	183,470
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
South Korea — 0.0%
Hyundai Capital Services, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	04/24/25		200	$191,935
Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes, Series 9
6.500%(ff)	03/05/25(a)(oo)		400	402,268
Banco Santander SA,
Jr. Sub. Notes
4.375%(ff)	01/14/26(oo)	EUR	200	215,166
6.750%(ff)	04/25/22(oo)	EUR	300	333,120
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		200	201,388
Sr. Unsec’d. Notes, EMTN
1.125%	06/23/27	EUR	200	215,684
Sub. Notes
2.749%	12/03/30		200	175,836
CaixaBank SA,
Covered Bonds
1.000%	09/25/25	EUR	100	110,758
1.125%	08/05/22	EUR	200	222,376
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	11/18/26	EUR	300	318,233
1.125%	05/17/24	EUR	100	111,135
1.500%(ff)	12/03/26	GBP	200	247,060
Cellnex Finance Co. SA,
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	100	94,368
FCC Aqualia SA,
Sr. Sec’d. Notes
2.629%	06/08/27	EUR	183	206,149
Grifols Escrow Issuer SA,
Sr. Unsec’d. Notes, 144A
3.875%	10/15/28	EUR	120	126,492
Iberdrola International BV,
Gtd. Notes, Series NC6
1.450%(ff)	11/09/26(oo)	EUR	300	314,011
Lorca Telecom Bondco SA,
Sr. Sec’d. Notes
4.000%	09/18/27	EUR	180	192,045
NH Hotel Group SA,
Sr. Sec’d. Notes
4.000%	07/02/26	EUR	120	129,462
				3,615,551
Supranational Bank — 0.4%
African Export-Import Bank (The),
Sr. Unsec’d. Notes, 144A
2.634%	05/17/26		219	203,782
European Investment Bank,
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	265	281,646
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	482	524,569
Sr. Unsec’d. Notes, MTN
0.750%	07/15/27	AUD	280	184,086

A8

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Supranational Bank (cont’d.)
Inter-American Development Bank,
Sr. Unsec’d. Notes, MTN
2.700%	01/29/26	AUD	80	$59,058
Unsec’d. Notes, MTN
2.500%	04/14/27	AUD	110	79,348
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN
0.000%	01/15/27	EUR	360	382,819
				1,715,308
Sweden — 0.3%
Heimstaden Bostad AB,
Sr. Unsec’d. Notes, EMTN
1.125%	01/21/26	EUR	124	132,802
Samhallsbyggnadsbolaget i Norden AB,
Jr. Sub. Notes
2.625%(ff)	12/14/25(oo)	EUR	295	274,293
SBB Treasury OYJ,
Gtd. Notes, EMTN
0.750%	12/14/28	EUR	190	172,691
Swedbank AB,
Jr. Sub. Notes
5.625%(ff)	09/17/24(oo)		200	201,607
Verisure Holding AB,
Sr. Sec’d. Notes
3.250%	02/15/27	EUR	180	187,084
Sr. Sec’d. Notes, 144A
3.250%	02/15/27	EUR	100	103,936
				1,072,413
Switzerland — 0.5%
Credit Suisse Group AG,
Jr. Sub. Notes
7.500%(ff)	07/17/23(oo)		300	303,916
Sr. Unsec’d. Notes, 144A
4.194%(ff)	04/01/31		312	308,308
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	200	179,655
0.650%(ff)	01/14/28	EUR	248	252,247
3.250%(ff)	04/02/26	EUR	207	236,119
Dufry One BV,
Gtd. Notes
2.500%	10/15/24	EUR	125	134,595
UBS Group AG,
Sr. Unsec’d. Notes
0.625%	02/24/33	EUR	200	195,411
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		325	296,031
				1,906,282
United Arab Emirates — 0.2%
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes
2.940%	09/30/40		300	271,548
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Arab Emirates (cont’d.)
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		384	$354,341
				625,889
United Kingdom — 2.7%
Allwyn Entertainment Financing UK PLC,
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.125% (Cap N/A, Floor 4.125%)
4.125%(c)	02/15/28	EUR	170	184,312
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36	GBP	60	87,034
Sub. Notes, EMTN
5.125%(ff)	06/04/50	GBP	100	142,147
Barclays PLC,
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	125	126,387
2.279%(ff)	11/24/27		200	186,013
2.667%(ff)	03/10/32		250	224,135
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25	EUR	248	286,184
BAT Capital Corp.,
Gtd. Notes
2.259%	03/25/28		290	260,716
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		18	17,951
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	132	129,599
3.250%(ff)	03/22/26(oo)	EUR	515	571,190
3.625%(ff)	03/22/29(oo)	EUR	140	153,011
3.814%	02/10/24		47	47,947
British American Tobacco PLC,
Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	297	299,511
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30		66	90,182
Direct Line Insurance Group PLC,
Jr. Sub. Notes
4.750%(ff)	12/07/27(oo)	GBP	238	280,743
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, EMTN
1.125%	10/08/32	EUR	121	121,572
1.500%	02/11/30	EUR	261	272,601
HSBC Holdings PLC,
Jr. Sub. Notes
6.375%(ff)	03/30/25(oo)		265	274,606
Sr. Unsec’d. Notes
2.999%(ff)	03/10/26		205	201,043
Sub. Notes
4.762%(ff)	03/29/33		225	231,145
Imperial Brands Finance Netherlands BV,
Gtd. Notes, EMTN
1.750%	03/18/33	EUR	300	284,910

A9

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Imperial Brands Finance PLC,
Gtd. Notes, EMTN
3.375%	02/26/26	EUR	100	$116,266
INEOS Quattro Finance 2 PLC,
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	120	125,449
INEOS Styrolution Group GmbH,
Sr. Sec’d. Notes
2.250%	01/16/27	EUR	125	125,494
Legal & General Group PLC,
Sub. Notes, EMTN
3.750%(ff)	11/26/49	GBP	106	135,895
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(ff)	06/27/24(oo)		285	299,778
M&G PLC,
Sub. Notes, EMTN
6.340%(ff)	12/19/63	GBP	100	152,075
Motion Finco Sarl,
Sr. Sec’d. Notes
7.000%	05/15/25	EUR	110	125,826
National Grid Gas PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	105,458
Nationwide Building Society,
Covered Bonds, EMTN
1.125%	05/31/28	EUR	300	332,290
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30		200	199,354
Sr. Unsec’d. Notes, 144A, MTN
2.972%(ff)	02/16/28(a)		377	359,285
3.622%(ff)	04/26/23		247	249,662
NatWest Group PLC,
Jr. Sub. Notes
5.125%(ff)	05/12/27(oo)	GBP	340	440,556
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27		305	278,822
3.498%(ff)	05/15/23		224	224,238
3.875%	09/12/23		247	249,450
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	03/02/26	EUR	200	222,646
Sub. Notes
3.622%(ff)	08/14/30	GBP	340	445,924
New England Power Co.,
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		42	33,559
Pinewood Finance Co. Ltd.,
Sr. Sec’d. Notes, 144A
3.250%	09/30/25	GBP	100	127,101
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		214	203,474
1.532%(ff)	08/21/26		214	197,355
2.469%(ff)	01/11/28		200	186,155
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
1.809%(c)	01/30/27(a)(oo)		300	$258,903
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		319	290,690
2.608%(ff)	01/12/28		333	311,489
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes
8.250%	07/31/25	GBP	100	133,727
TechnipFMC PLC,
Gtd. Notes, 144A
6.500%	02/01/26		87	90,122
Thames Water Utilities Finance PLC,
Sec’d. Notes, EMTN
5.750%(ff)	09/13/30	GBP	129	171,896
Virgin Money UK PLC,
Jr. Sub. Notes
9.250%(ff)	06/08/24(oo)	GBP	200	277,837
				10,943,715
United States — 12.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24		313	310,828
4.050%	11/21/39		66	68,084
4.250%	11/21/49		104	108,517
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30		189	259,864
AECOM,
Gtd. Notes
5.125%	03/15/27		125	127,821
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22		39	39,089
Air Lease Corp.,
Sr. Unsec’d. Notes
2.100%	09/01/28		42	37,326
3.250%	03/01/25		9	8,872
3.625%	04/01/27		27	26,483
3.875%	07/03/23		402	405,864
4.625%	10/01/28		35	35,656
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26		34	32,821
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.125%	05/01/24		40	39,913
4.250%	06/15/26		11	10,848
4.400%	09/25/23		120	120,326
5.000%	04/01/23		8	8,127
Sr. Unsec’d. Notes, 144A
2.850%	01/26/28		127	114,428
5.250%	08/11/25		125	127,472
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	02/15/23		87	87,081

A10

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
7.500%	03/15/26		167	$176,739
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	348	385,355
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24		29	28,568
American International Group, Inc.,
Sr. Unsec’d. Notes
4.750%	04/01/48		32	36,723
American Medical Systems Europe BV,
Gtd. Notes
0.750%	03/08/25	EUR	250	273,456
1.375%	03/08/28	EUR	132	143,030
1.625%	03/08/31	EUR	150	161,903
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	125	129,891
1.300%	09/15/25		24	22,388
4.400%	02/15/26		82	84,280
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		87	83,088
3.250%	06/01/51		53	48,354
3.450%	05/01/50		14	13,181
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		96	92,452
4.625%	05/15/42		40	43,826
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		4	3,427
3.450%	02/09/45		76	75,403
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	235	239,806
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	115	113,425
Ashland LLC,
Gtd. Notes, 144A
3.375%	09/01/31		160	142,505
AT&T, Inc.,
Jr. Sub. Notes, Series B
2.875%(ff)	03/02/25(oo)	EUR	100	107,711
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	267	297,516
3.500%	06/01/41		50	46,041
3.500%	09/15/53		90	79,575
3.550%	09/15/55		6	5,263
3.650%	09/15/59		53	46,569
3.950%	01/15/25		24	24,618
4.350%	06/15/45		47	47,234
4.750%	05/15/46		18	19,625
4.850%	07/15/45		18	19,266
5.200%	11/18/33	GBP	100	154,428
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Atkore, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	06/01/31		140	$131,512
Avantor Funding, Inc.,
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	116	130,045
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		107	98,451
1.950%	09/20/26		63	57,073
3.500%	11/01/27		23	21,786
4.125%	08/01/25		5	4,961
4.375%	01/30/24		33	33,208
4.875%	10/01/25		14	14,218
5.500%	12/15/24		91	93,794
Bank of America Corp.,
Sr. Unsec’d. Notes
2.551%(ff)	02/04/28		286	273,542
2.972%(ff)	02/04/33		570	534,627
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		195	184,780
3.194%(ff)	07/23/30		188	182,028
3.384%(ff)	04/02/26		127	126,824
3.559%(ff)	04/23/27		146	146,527
3.970%(ff)	03/05/29		174	176,947
4.271%(ff)	07/23/29		349	360,429
Sub. Notes
2.482%(ff)	09/21/36		95	81,810
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26		16	16,390
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.250%	02/15/29		184	152,009
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
0.868%	12/01/23		150	145,242
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
1.213%	02/12/36	EUR	110	107,170
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		209	210,858
Belden, Inc.,
Gtd. Notes
3.375%	07/15/27	EUR	175	188,574
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34	EUR	160	176,834
Berry Global, Inc.,
Sr. Sec’d. Notes
1.500%	01/15/27	EUR	100	104,844
Block, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	06/01/26		209	197,642

A11

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		274	$259,244
3.250%	02/01/35		44	39,357
3.375%	06/15/46		40	33,090
3.625%	03/01/48		15	12,819
3.850%	11/01/48		15	13,162
5.150%	05/01/30		132	140,587
5.805%	05/01/50		14	16,156
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		72	64,326
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		137	130,683
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		26	24,456
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		58	49,482
3.001%	03/17/52		75	64,469
3.379%	02/08/61		81	72,071
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)		375	413,176
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.950%	03/15/32		125	122,507
3.550%	03/15/42		90	89,123
3.700%	03/15/52		35	35,215
3.900%	03/15/62		10	10,102
4.250%	10/26/49		35	38,312
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		125	125,386
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		122	109,840
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		534	470,795
3.469%	04/15/34		59	54,644
4.000%	04/15/29		36	35,982
4.150%	04/15/32		223	222,512
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	06/01/27		180	186,672
Cable One, Inc.,
Gtd. Notes, 144A
4.000%	11/15/30		100	92,257
Carnival Corp.,
Sr. Sec’d. Notes, 144A
4.000%	08/01/28		114	106,261
Carnival PLC,
Gtd. Notes
1.000%	10/28/29	EUR	167	134,136
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.377%	04/05/40		13	$11,832
3.577%	04/05/50		21	19,215
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30		41	38,498
4.500%	06/01/33		145	130,137
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31		20	17,710
2.625%	08/01/31		30	26,710
3.000%	10/15/30		129	118,851
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		110	124,217
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(a)(oo)		359	344,494
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		73	61,055
4.464%	07/23/22		12	12,046
4.500%	02/01/24		160	163,930
4.800%	03/01/50		176	167,710
4.908%	07/23/25		66	68,341
5.125%	07/01/49		76	75,667
5.375%	05/01/47		49	50,091
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		305	306,488
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		19	18,248
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)		148	138,523
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24		349	337,226
1.462%(ff)	06/09/27		30	27,622
2.014%(ff)	01/25/26		105	101,102
3.057%(ff)	01/25/33		170	159,119
3.106%(ff)	04/08/26		284	281,611
3.785%(ff)	03/17/33		265	263,344
3.980%(ff)	03/20/30		43	43,773
4.412%(ff)	03/31/31		3	3,124
Sr. Unsec’d. Notes, EMTN
1.500%(ff)	07/24/26	EUR	225	249,869
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		145	141,493
Sub. Notes
3.500%	05/15/23		39	39,572
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
4.375%	05/15/26	EUR	294	322,116

A12

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25	EUR	153	$169,847
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51		59	49,633
Gtd. Notes, 144A
2.937%	11/01/56		35	29,189
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		395	364,817
3.910%	10/01/50		76	72,670
ConocoPhillips Co.,
Gtd. Notes, 144A
3.758%	03/15/42		25	25,411
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		25	22,143
Continental Resources, Inc.,
Gtd. Notes, 144A
2.875%	04/01/32		190	169,037
5.750%	01/15/31		140	153,001
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		85	84,933
3.900%	04/05/32		200	199,704
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27		125	131,067
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
4.900%	10/01/26		53	55,635
6.020%	06/15/26		195	211,579
6.200%	07/15/30		32	36,673
8.350%	07/15/46		44	64,432
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		151	161,625
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		307	354,694
5.850%	12/15/25		65	70,395
7.875%	09/30/31		20	25,969
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	200	187,396
Digital Euro Finco LLC,
Gtd. Notes
2.500%	01/16/26	EUR	227	257,087
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		451	456,051
4.650%	05/15/50		54	52,710
5.200%	09/20/47		185	192,296
5.300%	05/15/49		80	84,247
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
DISH DBS Corp.,
Sr. Sec’d. Notes, 144A
5.250%	12/01/26		196	$187,017
5.750%	12/01/28		134	127,215
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		119	121,893
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		250	259,950
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30		92	90,622
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		160	166,476
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		60	51,507
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51		82	68,480
Enbridge Energy Partners LP,
Gtd. Notes
7.375%	10/15/45		239	331,762
Energy Transfer LP,
Sr. Unsec’d. Notes
5.250%	04/15/29		29	31,078
5.300%	04/01/44		47	47,974
5.500%	06/01/27		66	70,724
6.250%	04/15/49		401	459,957
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29		142	139,588
3.300%	02/15/53		20	17,103
3.750%	02/15/25		66	67,236
EQT Corp.,
Sr. Unsec’d. Notes
6.625%	02/01/25		55	58,125
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31		81	77,327
Essential Properties LP,
Gtd. Notes
2.950%	07/15/31		211	185,287
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		128	133,773
5.100%	06/15/45		85	95,220
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32		80	78,042
4.100%	03/15/52		50	50,903
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26		125	130,194
FedEx Corp.,
Gtd. Notes
0.450%	05/04/29	EUR	335	340,373

A13

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.625%	12/03/25	EUR	197	$212,625
1.000%	12/03/28	EUR	196	206,800
Fifth Third Bancorp,
Jr. Sub. Notes, Series L
4.500%(ff)	09/30/25(oo)		55	54,504
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN
3.250%	09/15/25	EUR	109	122,390
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30(a)		139	142,107
General Electric Co.,
Sr. Unsec’d. Notes
1.875%	05/28/27	EUR	200	221,451
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		215	221,549
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
1.500%	06/10/26		352	321,467
2.350%	01/08/31		86	74,311
3.100%	01/12/32		20	17,997
5.650%	01/17/29		47	50,894
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		32	26,891
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32		112	101,536
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		109	102,261
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		85	79,031
2.383%(ff)	07/21/32		341	303,021
2.640%(ff)	02/24/28		48	45,940
3.102%(ff)	02/24/33		130	122,668
3.375%	03/27/25	EUR	501	587,789
3.615%(ff)	03/15/28		24	24,001
3.850%	01/26/27		235	237,753
4.223%(ff)	05/01/29		157	160,822
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		250	250,121
3.625%	03/24/32		250	250,102
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.050%	02/14/27		31	29,539
3.350%	06/08/25		213	209,713
Harley-Davidson, Inc.,
Sr. Unsec’d. Notes
3.500%	07/28/25		101	100,599
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		50	$46,942
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		224	233,483
5.875%	02/01/29		100	109,648
Sr. Sec’d. Notes
5.250%	04/15/25		89	93,601
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		177	181,827
5.600%	02/15/41		35	39,388
7.300%	08/15/31		105	128,835
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23		106	108,544
6.350%	10/15/45		53	62,110
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31		140	128,064
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		90	90,009
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I
3.500%	09/15/30		128	121,929
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31		211	188,938
HP, Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/29		300	298,978
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.650%	09/17/26		500	455,970
Ingevity Corp.,
Gtd. Notes, 144A
3.875%	11/01/28		147	132,873
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
0.700%	06/15/23		889	875,452
1.850%	09/15/32		14	12,131
3.000%	06/15/50		73	63,942
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
1.800%	09/25/26	EUR	110	121,978
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25		95	88,011
IQVIA, Inc.,
Gtd. Notes, 144A
2.250%	03/15/29	EUR	100	101,363
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		141	134,777

A14

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.769%(c)	07/30/22(oo)		64	$64,001
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
3.534%(c)	07/01/22(oo)		31	30,919
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	300	372,759
2.580%(ff)	04/22/32		65	59,609
2.595%(ff)	02/24/26		300	294,672
2.963%(ff)	01/25/33		200	188,752
3.702%(ff)	05/06/30		105	105,735
4.452%(ff)	12/05/29		142	148,427
Sr. Unsec’d. Notes, EMTN
1.090%(ff)	03/11/27	EUR	200	218,077
JPMorgan Chase Bank NA,
Unsec’d. Notes, 144A, EMTN
7.500%(cc)	06/17/35	IDR	3,634,000	259,550
Unsec’d. Notes, 144A, MTN
7.000%	05/17/27	IDR	2,772,000	202,145
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		18	18,378
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30		115	115,186
3.875%	05/15/27		132	134,049
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.050%	10/15/26		211	189,590
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		155	146,316
3.900%	08/08/29		195	178,725
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		97	89,041
Liberty Mutual Group, Inc.,
Gtd. Notes
3.625%(ff)	05/23/59	EUR	174	190,089
Lithia Motors, Inc.,
Gtd. Notes, 144A
4.375%	01/15/31(a)		130	125,651
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29		140	132,839
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29		130	111,876
Magallanes, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25		145	145,674
3.755%	03/15/27		221	220,679
4.054%	03/15/29		212	213,034
4.279%	03/15/32		50	50,282
5.050%	03/15/42		105	107,120
5.141%	03/15/52		70	71,662
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		61	$75,115
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series AA
4.650%	12/01/28		106	109,856
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		3	2,694
3.200%	07/15/51		63	53,742
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		140	126,190
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28		195	193,787
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27		129	134,889
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		232	241,072
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25	EUR	100	108,208
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		625	635,425
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30		50	52,601
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		77	72,031
Moody’s Corp.,
Sr. Unsec’d. Notes
3.100%	11/29/61		160	133,897
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	262	274,668
Sr. Unsec’d. Notes, MTN
2.475%(ff)	01/21/28		232	221,247
2.943%(ff)	01/21/33		160	149,923
3.622%(ff)	04/01/31		73	72,788
Sub. Notes
2.484%(ff)	09/16/36		475	407,788
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22		59	59,519
4.125%	03/01/27		139	142,370
4.500%	04/15/38		72	73,373
5.500%	02/15/49		29	32,206
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.692%	06/05/28	GBP	145	185,236
4.625%	08/01/29		134	132,630

A15

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
MSCI, Inc.,
Gtd. Notes, 144A
3.625%	09/01/30		135	$126,783
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29		135	127,082
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40		53	42,758
3.250%	04/28/50		77	66,637
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		65	98,871
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27	EUR	130	153,506
4.625%	05/15/29	EUR	124	154,967
4.875%	04/15/28		120	125,290
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32		100	91,970
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28		80	73,710
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		32	29,435
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		103	87,985
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		284	283,660
5.150%	05/01/40		103	120,066
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		153	140,205
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26		24	25,492
8.875%	07/15/30		100	128,585
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.450%	10/15/31		277	238,706
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
3.875%	10/01/28	EUR	108	108,765
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24		211	202,994
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48		5	5,344
6.350%	01/15/31		84	97,250
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22		505	$505,233
2.875%	03/25/31		75	68,442
3.600%	04/01/40		152	131,759
3.600%	04/01/50		73	60,500
3.650%	03/25/41		85	74,065
5.375%	07/15/40		48	50,649
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		105	124,756
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24		150	143,284
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31		66	56,789
3.000%	06/15/28		113	105,235
3.300%	08/01/40		29	23,778
3.500%	08/01/50		47	37,432
Sr. Sec’d. Notes
3.250%	06/01/31		85	76,870
Paysafe Finance PLC/Paysafe Holdings US Corp.,
Sr. Sec’d. Notes, 144A
3.000%	06/15/29	EUR	236	235,749
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		119	119,501
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		29	26,914
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series O, 3 Month LIBOR + 3.678%
3.995%(c)	08/01/22(oo)		26	25,890
PRA Health Sciences, Inc.,
Sr. Sec’d. Notes, 144A
2.875%	07/15/26		200	190,427
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		188	170,631
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		100	90,762
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		110	101,186
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28		66	65,875
4.625%	11/01/25		224	234,294
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29		120	109,642
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30		106	92,822

A16

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.300%	09/02/40	18	$15,370
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29	110	106,607
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27	170	165,424
3.700%	03/01/52	60	60,868
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25	224	236,846
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.950%	07/15/31	45	41,104
2.700%	07/15/41	18	15,953
2.900%	07/15/51	15	13,392
3.050%	07/15/61	15	13,291
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28	102	95,293
Seagate HDD Cayman,
Gtd. Notes
3.375%	07/15/31	64	56,978
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25	110	110,050
3.700%	04/01/29	10	10,059
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.125%	09/01/26	50	47,291
3.875%	09/01/31	52	47,324
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25	158	156,785
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41	74	78,646
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22	23	23,542
Staples, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	89	79,223
Synchrony Financial,
Sr. Unsec’d. Notes
2.875%	10/28/31	192	170,619
3.950%	12/01/27	112	111,338
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31	175	176,355
6.875%	01/15/29	125	134,144
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
0.950%	04/01/24	211	202,668
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	20	19,881
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.000%	11/18/25	EUR	125	$132,881
0.800%	10/18/30	EUR	160	165,691
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	04/15/26		136	130,106
2.875%	02/15/31		82	73,952
3.375%	04/15/29		257	244,943
4.750%	02/01/28		18	18,292
Sr. Sec’d. Notes
3.500%	04/15/25		89	89,539
3.750%	04/15/27		266	267,924
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27		207	206,222
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		191	196,666
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		92	76,739
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		60	53,243
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		55	54,662
4.375%	03/15/42		100	108,888
4.750%	07/15/45		17	19,705
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		125	109,750
Upjohn Finance BV,
Gtd. Notes
1.908%	06/23/32	EUR	106	105,472
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37		54	66,947
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32	EUR	187	190,468
2.650%	11/20/40		112	95,245
2.850%	09/03/41		65	57,219
3.550%	03/22/51		18	16,978
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)		135	132,961
4.625%	12/01/29		175	173,920
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		15	12,063
Vornado Realty LP,
Sr. Unsec’d. Notes
3.400%	06/01/31		169	158,298

A17

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Voya Financial, Inc.,
Gtd. Notes
5.650%(ff)	05/15/53		224	$225,186
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
0.950%	11/17/23		275	268,007
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		60	54,615
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		65	55,453
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	231	261,192
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		125	127,244
Sr. Unsec’d. Notes
2.850%	02/01/29		93	85,258
3.100%	02/01/32		200	178,772
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
3.375%	03/09/33		50	48,710
4.000%	03/09/52		50	49,776
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		272	269,138
3.750%	06/15/27		78	78,984
4.500%	11/15/23		2	2,043
4.550%	06/24/24		160	164,442
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27		220	220,450
3.700%	04/01/29		50	50,081
3.800%	04/01/32		214	213,812
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	215	225,027
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		40	37,099
				52,356,241
Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27(d)		1,800	118,889
6.000%	10/28/22(d)		11,730	323,428
				442,317

Total Corporate Bonds (cost $134,233,764)				120,663,201
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.3%
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31	105	$121,913
6.548%	05/15/48	60	81,986
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	175	160,316
1.614%	05/15/30	170	149,344
			513,559
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	135	157,134
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	35	45,398
			202,532
North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2012-01, Class A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.257%(c)	07/25/39	341	339,819

Total Municipal Bonds (cost $1,107,389)			1,055,910
Residential Mortgage-Backed Securities — 2.7%
Bermuda — 0.4%
Bellemeade Re Ltd.,
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.207%(c)	03/25/29	120	120,025
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.057%(c)	07/25/29	98	97,393
Series 2019-03A, Class M1C, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.407%(c)	07/25/29	187	186,178
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.957%(c)	10/25/29	181	178,420
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
1.599%(c)	06/25/31	224	218,542
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.099%(c)	09/25/31	181	178,265
Home Re Ltd.,
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.707%(c)	10/25/30	316	316,585
Radnor Re Ltd.,
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.207%(c)	06/25/29	145	144,859
			1,440,267

A18

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United Kingdom — 0.1%
London Wall Mortgage Capital PLC,
Series 2017-FL01, Class A, SONIA + 0.969% (Cap N/A, Floor 0.000%)
0.952%(c)	11/15/49	GBP	35	$45,476
Stratton Mortgage Funding PLC,
Series 2019-01, Class A, SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.390%(c)	05/25/51	GBP	151	199,390
				244,866
United States — 2.2%
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35		21	19,031
Series 2007-16CB, Class 1A2, 1 Month LIBOR + 0.400% (Cap 6.000%, Floor 0.400%)
0.857%(c)	08/25/37		50	34,691
CHNGE Mortgage Trust,
Series 2022-01, Class A1, 144A
3.007%(cc)	01/25/67		95	92,688
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
3.037%(cc)	04/25/37		40	37,446
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.857%(c)	04/25/31		17	17,448
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.757%(c)	08/25/31		35	34,540
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.607%(c)	09/25/31		28	28,440
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.457%(c)	07/25/39		1	922
Series 2019-R06, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	09/25/39		8	8,467
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	10/25/39		16	15,737
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.507%(c)	01/25/40		54	53,596
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.457%(c)	01/25/40		79	78,245
Series 2021-R01, Class 1B2, 144A, 30 Day Average SOFR + 6.000% (Cap N/A, Floor 0.000%)
6.099%(c)	10/25/41		108	97,208
Series 2021-R03, Class 1M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
1.749%(c)	12/25/41		269	254,189
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
1.999%(c)	12/25/41		264	251,513
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Credit Suisse Mortgage Trust,
Series 2021-NQM08, Class A1, 144A
1.841%(cc)	10/25/66	94	$89,525
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.707%(c)	10/25/23	14	14,248
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)
4.857%(c)	01/25/24	33	33,864
Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
3.057%(c)	05/25/24	72	72,576
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.457%(c)	11/25/24	24	24,379
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.457%(c)	05/25/25	20	19,747
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.457%(c)	07/25/25	20	20,390
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.457%(c)	07/25/25	1	1,356
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
6.007%(c)	04/25/28	82	85,298
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750% (Cap N/A, Floor 0.000%)
7.207%(c)	08/25/28	40	42,369
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
7.407%(c)	08/25/28	20	20,816
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.457%(c)	09/25/28	56	59,317
Series 2018-C01, Class 1B1, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
4.007%(c)	07/25/30	25	24,672
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.707%(c)	07/25/30	53	53,777
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.607%(c)	10/25/30	30	29,963
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
3.399%(c)	11/25/41	210	194,764
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.099%(c)	11/25/41	148	141,429
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.099%(c)	01/25/42	356	347,493

A19

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Fannie Mae REMICS,
Series 2012-88, Class SB, IO, 1 Month LIBOR x (1) + 6.670% (Cap 6.670%, Floor 0.000%)
6.213%(c)	07/25/42	52	$6,560
Series 2016-01, Class SJ, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.693%(c)	02/25/46	48	8,942
Series 2017-91, Class GS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.693%(c)	11/25/47	368	62,357
Series 2018-55, Class SB, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
5.743%(c)	08/25/48	112	16,081
Series 2020-49, Class IO, IO
4.000%	07/25/50	62	10,781
Series 2020-49, Class KS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.643%(c)	07/25/50	2,042	390,061
Series 2020-62, Class GI, IO
4.000%	06/25/48	1,644	337,053
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.757%(c)	10/25/27	77	78,110
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800% (Cap N/A, Floor 0.000%)
5.257%(c)	05/25/28	231	238,388
Series 2016-DNA03, Class M3, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.457%(c)	12/25/28	215	226,539
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 0.000%)
4.257%(c)	03/25/29	261	269,408
Series 2017-HQA02, Class M2B, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.107%(c)	12/25/29	378	385,519
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.099%(c)	11/25/50	375	365,618
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.699%(c)	11/25/50	47	47,152
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
3.749%(c)	11/25/41	96	90,885
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.899%(c)	11/25/41	339	322,836
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.157%(c)	01/25/50	157	157,304
Series 2020-DNA02, Class B1, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
2.957%(c)	02/25/50	73	68,772
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.307%(c)	02/25/50	125	$124,767
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.457%(c)	08/25/50	224	235,233
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
4.207%(c)	08/25/50	103	103,512
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.899%(c)	10/25/50	283	287,248
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.707%(c)	09/25/50	135	138,040
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.607%(c)	09/25/50	27	27,194
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
3.499%(c)	10/25/41	199	183,590
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.099%(c)	08/25/33	226	196,788
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.149%(c)	12/25/33	140	131,767
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
2.449%(c)	12/25/41	337	316,949
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.099%(c)	01/25/42	125	122,795
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	09/25/48	202	203,135
Series 2019-DNA03, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.507%(c)	07/25/49	18	17,988
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.407%(c)	10/25/49	10	9,919
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.553%(c)	10/15/41	208	26,434
Series 4059, Class SP, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.153%(c)	06/15/42	63	10,447
Series 4314, Class SE, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.653%(c)	03/15/44	65	9,909

A20

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 4473, Class AS, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.203%(c)	05/15/45	53	$7,564
Series 4583, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.603%(c)	05/15/46	112	17,462
Series 4989, Class EI, IO
4.000%	07/25/50	372	62,671
Series 5020, Class IH, IO
3.000%	08/25/50	182	31,049
Government National Mortgage Assoc.,
Series 2010-09, Class XD, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.169%(c)	01/16/40	66	9,603
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.601%(c)	08/20/43	118	17,986
Series 2015-111, Class IM, IO
4.000%	08/20/45	61	6,891
Series 2015-111, Class IW, IO
4.000%	06/20/45	153	14,575
Series 2015-111, Class SM, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
5.751%(c)	08/20/45	54	8,418
Series 2015-144, Class QS, IO, 1 Month LIBOR x (1) + 5.700% (Cap 5.700%, Floor 0.000%)
5.251%(c)	10/20/45	47	6,239
Series 2016-01, Class ST, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
5.751%(c)	01/20/46	50	7,664
Series 2016-027, Class IA, IO
4.000%	06/20/45	109	9,899
Series 2016-088, Class S, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
5.751%(c)	01/20/46	336	51,758
Series 2016-109, Class IH, IO
4.000%	10/20/45	69	8,499
Series 2018-067, Class PS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
5.751%(c)	05/20/48	46	5,248
Series 2019-006, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.601%(c)	01/20/49	49	7,387
Series 2019-078, Class SE, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.651%(c)	06/20/49	66	8,951
Series 2019-151, Class NI, IO
3.500%	10/20/49	178	20,027
Series 2019-153, Class EI, IO
4.000%	12/20/49	114	15,609
Series 2020-021, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.601%(c)	02/20/50	351	54,013
Series 2020-061, Class GI, IO
5.000%	05/20/50	71	8,450
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2020-061, Class SF, IO, 1 Month LIBOR x (1) + 6.440% (Cap 6.440%, Floor 0.000%)
5.991%(c)	07/20/43	151	$21,928
Series 2020-061, Class SW, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.601%(c)	08/20/49	187	20,718
Series 2020-079, Class AI, IO
4.000%	06/20/50	58	7,412
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
0.897%(c)	06/25/45	89	84,456
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.320% (Cap 11.500%, Floor 0.320%)
0.777%(c)	03/25/37	13	12,927
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.917%(c)	07/25/46	48	49,520
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.707%(c)	11/25/24	19	18,195
JPMorgan Mortgage Trust,
Series 2021-06, Class A3, 144A
2.500%(cc)	10/25/51	184	170,735
Series 2021-LTV02, Class A1, 144A
2.520%(cc)	05/25/52	252	232,059
Lehman XS Trust,
Series 2005-07N, Class 1A1A, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
0.997%(c)	12/25/35	87	84,233
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
3.047%(cc)	07/25/59	38	37,539
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59	62	61,813
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
3.195%(c)	05/27/23	114	113,076
Series 2019-03R, Class A, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)
3.145%(c)	10/27/22	47	46,736
Residential Accredit Loans Trust,
Series 2006-QO10, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.777%(c)	01/25/37	64	60,807
Series 2007-QA05, Class 2A1
5.858%(cc)	09/25/37	70	58,275
Series 2007-QH08, Class A
1.016%(cc)	10/25/37	55	53,320

A21

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.777%(c)	10/25/35		46	$45,539
Structured Asset Mortgage Investments Trust,
Series 2006-AR01, Class 2A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
0.917%(c)	02/25/36		5	5,161
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.723%(c)	09/25/46		71	70,269
				9,162,906

Total Residential Mortgage-Backed Securities (cost $11,292,865)				10,848,039
Sovereign Bonds — 32.2%
Australia — 2.3%
Australia Government Bond,
Bonds, Series 158
1.250%	05/21/32	AUD	4,462	2,885,055
Bonds, Series 163
1.000%	11/21/31	AUD	366	232,960
Sr. Unsec’d. Notes, Series 144
3.750%	04/21/37	AUD	654	534,740
Sr. Unsec’d. Notes, Series 145
2.750%	06/21/35	AUD	1,428	1,049,458
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	1,912	1,379,226
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	1,090	770,015
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	743	528,939
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	1,895	1,308,916
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	661	480,492
				9,169,801
Austria — 0.3%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	02/20/30	EUR	182	188,984
0.750%	10/20/26	EUR	214	239,605
0.750%	03/20/51	EUR	79	78,449
0.850%	06/30/2120	EUR	187	133,584
2.100%	09/20/2117	EUR	59	79,353
2.400%	05/23/34	EUR	250	320,784
				1,040,759
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Belgium — 0.5%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	139	$227,902
Sr. Unsec’d. Notes, Series 71
3.750%	06/22/45	EUR	326	527,391
Sr. Unsec’d. Notes, Series 76, 144A
1.900%	06/22/38	EUR	570	692,130
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	198	212,194
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	290	300,018
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	185	197,418
				2,157,053
Canada — 2.6%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
1.550%	12/15/26	CAD	1,380	1,047,264
2.100%	09/15/29	CAD	185	140,804
2.350%	06/15/27	CAD	205	160,880
Canadian Government Bond,
Bonds
0.250%	04/01/24	CAD	341	262,143
0.250%	03/01/26	CAD	922	679,298
0.500%	12/01/30	CAD	625	426,442
1.500%	06/01/23	CAD	1,258	1,000,519
2.000%	12/01/51	CAD	902	663,439
2.750%	12/01/48	CAD	3	2,565
3.500%	12/01/45	CAD	363	346,231
Unsec’d. Notes
2.250%	12/01/29	CAD	320	254,251
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	296	235,430
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	119	111,616
Province of Ontario,
Notes
4.650%	06/02/41	CAD	281	266,745
Sr. Unsec’d. Notes
2.500%	04/27/26		243	240,881
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	1,511	1,830,075
Unsec’d. Notes
2.700%	06/02/29	CAD	555	436,176
3.450%	06/02/45	CAD	500	407,573
Province of Quebec,
Sr. Unsec’d. Notes
2.750%	04/12/27(a)		234	234,654
Unsec’d. Notes
3.000%	09/01/23	CAD	2,165	1,750,451
3.500%	12/01/45	CAD	212	174,710
				10,672,147

A22

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Chile — 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes
2.550%	07/27/33		400	$364,752
China — 0.3%
China Government Bond,
Bonds
3.390%	03/16/50	CNH	8,040	1,255,584
Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.875%	04/25/27		275	264,638
Colombian TES,
Bonds, Series B
5.750%	11/03/27	COP	703,000	157,908
				422,546
Croatia — 0.0%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	150	155,619
Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds, Series 078
2.500%	08/25/28	CZK	7,640	319,780
Denmark — 0.1%
Denmark Government Bond,
Bonds
1.750%	11/15/25	DKK	1,954	304,286
4.500%	11/15/39	DKK	944	222,560
				526,846
Dominican Republic — 0.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, 144A
6.400%	06/05/49		150	140,974
Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.606%(s)	07/31/30		4	2,249
El Salvador — 0.0%
El Salvador Government International Bond,
Sr. Unsec’d. Notes
8.625%	02/28/29		115	55,278
Finland — 0.1%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	109	103,470
0.500%	09/15/29	EUR	2	2,175
0.875%	09/15/25	EUR	180	203,055
				308,700
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
France — 1.2%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	1,100	$1,217,593
French Republic Government Bond OAT,
Bonds
0.000%	03/25/23	EUR	813	902,982
0.000%	02/25/26	EUR	72	78,327
0.000%	11/25/31	EUR	2,206	2,231,831
3.250%	05/25/45	EUR	53	81,178
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	329	430,756
				4,942,667
Germany — 3.0%
Bundesobligation,
Bonds, Series 180
0.000%	10/18/24	EUR	1,113	1,230,093
Bonds, Series 184
0.000%	10/09/26	EUR	1,705	1,858,099
Unsec’d. Notes, Series 185
0.000%	04/16/27	EUR	1,583	1,718,919
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.000%	08/15/29	EUR	805	862,615
0.000%	08/15/30	EUR	1,245	1,325,332
0.000%	08/15/31	EUR	321	338,520
0.000%	05/15/36	EUR	1,107	1,118,682
0.000%	08/15/50	EUR	846	781,989
2.500%	07/04/44	EUR	53	82,199
3.250%	07/04/42	EUR	260	433,712
Bonds, Series G
0.000%	08/15/31	EUR	1,243	1,313,641
0.000%	08/15/50	EUR	280	261,126
Deutsche Bundesrepublik Inflation Linked Bond,
Bonds
0.500%	04/15/30	EUR	439	600,808
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	248	290,891
				12,216,626
Hungary — 0.0%
Hungary Government Bond,
Bonds, Series 2025, Class B
5.500%	06/24/25	HUF	20,120	58,912
Bonds, Series 30/A
3.000%	08/21/30	HUF	32,730	79,003
				137,915
Indonesia — 0.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
1.000%	07/28/29	EUR	100	100,361
3.375%	07/30/25	EUR	236	275,434
3.850%	10/15/30(a)		450	473,396

A23

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia (cont’d.)
Indonesia Treasury Bond,
Bonds, Series 059
7.000%	05/15/27	IDR	6,897,000	$503,847
Bonds, Series 065
6.625%	05/15/33	IDR	3,172,000	216,001
Bonds, Series 087
6.500%	02/15/31	IDR	5,438,000	372,946
				1,941,985
Ireland — 0.2%
Ireland Government Bond,
Unsec’d. Notes
0.000%	10/18/31	EUR	335	337,094
0.350%	10/18/32	EUR	50	51,430
0.900%	05/15/28	EUR	162	181,275
1.100%	05/15/29	EUR	218	246,633
1.500%	05/15/50	EUR	48	53,924
				870,356
Israel — 0.1%
Israel Government Bond,
Bonds, Series 0327
2.000%	03/31/27	ILS	999	317,174
Bonds, Series 0330
1.000%	03/31/30	ILS	94	27,282
Bonds, Series 0825
1.750%	08/31/25	ILS	317	100,013
				444,469
Italy — 2.3%
Italy Buoni Poliennali Del Tesoro,
Bonds
6.000%	05/01/31	EUR	1,266	1,892,309
Bonds, 144A
2.800%	03/01/67	EUR	574	642,720
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	604	664,743
0.000%	08/15/24	EUR	432	471,139
0.000%	04/01/26	EUR	1,818	1,923,311
0.050%	01/15/23	EUR	3	3,329
0.250%	03/15/28	EUR	2,126	2,184,776
Sr. Unsec’d. Notes, 144A
0.950%	12/01/31	EUR	726	730,808
1.500%	04/30/45	EUR	374	352,337
1.700%	09/01/51	EUR	29	27,347
3.100%	03/01/40	EUR	479	592,504
				9,485,323
Ivory Coast — 0.1%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	100	97,391
5.875%	10/17/31	EUR	128	131,170
6.125%	06/15/33		200	194,270
				422,831
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan — 9.3%
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, GMTN
0.050%	02/12/27	EUR	460	$484,415
Japan Government Five Year Bond,
Bonds, Series 150
0.005%	12/20/26	JPY	245,000	2,010,807
Japan Government Forty Year Bond,
Bonds, Series 09
0.400%	03/20/56	JPY	64,950	452,922
Bonds, Series 14
0.700%	03/20/61	JPY	182,000	1,381,143
Japan Government Ten Year Bond,
Bonds, Series 328
0.600%	03/20/23	JPY	331,900	2,744,098
Bonds, Series 337
0.300%	12/20/24	JPY	306,700	2,542,358
Bonds, Series 354
0.100%	03/20/29	JPY	654,100	5,377,704
Bonds, Series 361
0.100%	12/20/30	JPY	41,150	335,776
Bonds, Series 365
0.100%	12/20/31	JPY	153,750	1,249,884
Japan Government Thirty Year Bond,
Bonds, Series 30
2.300%	03/20/39	JPY	194,600	2,045,290
Bonds, Series 38
1.800%	03/20/43	JPY	84,450	839,342
Bonds, Series 51
0.300%	06/20/46	JPY	114,100	833,704
Bonds, Series 56
0.800%	09/20/47	JPY	145,100	1,183,117
Bonds, Series 65
0.400%	12/20/49	JPY	31,750	229,143
Bonds, Series 68
0.600%	09/20/50	JPY	137,700	1,047,166
Bonds, Series 73
0.700%	12/20/51	JPY	54,000	421,511
Japan Government Twenty Year Bond,
Bonds, Series 145
1.700%	06/20/33	JPY	33,150	315,096
Bonds, Series 153
1.300%	06/20/35	JPY	78,000	717,739
Bonds, Series 157
0.200%	06/20/36	JPY	121,800	968,430
Bonds, Series 159
0.600%	12/20/36	JPY	48,900	410,493
Bonds, Series 169
0.300%	06/20/39	JPY	44,750	350,833
Bonds, Series 171
0.300%	12/20/39	JPY	77,800	606,330
Bonds, Series 177
0.400%	06/20/41	JPY	104,550	817,133
Bonds, Series 179
0.500%	12/20/41	JPY	159,600	1,272,164

A24

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan (cont’d.)
Japan Government Two Year Bond,
Bonds, Series 428
0.005%	09/01/23	JPY	286,000	$2,351,464
Bonds, Series 426
0.005%	07/01/23	JPY	426,500	3,506,656
Bonds, Series 434
0.005%	03/01/24	JPY	437,300	3,595,269
				38,089,987
Malaysia — 0.3%
Malaysia Government Bond,
Bonds, Series 0307
3.502%	05/31/27	MYR	2,599	616,326
Bonds, Series 0310
4.498%	04/15/30	MYR	1,816	448,581
				1,064,907
Mexico — 0.2%
Mexican Bonos,
Bonds, Series M20
7.500%	06/03/27	MXN	6,749	327,231
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	6,348	317,724
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/16/30		200	192,783
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		100	113,627
				951,365
Netherlands — 0.3%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/27	EUR	254	274,938
0.000%	07/15/31	EUR	154	159,849
0.000%	01/15/38	EUR	803	771,595
0.000%	01/15/52	EUR	104	90,112
				1,296,494
New Zealand — 0.3%
New Zealand Government Bond,
Bonds, Series 0437
2.750%	04/15/37	NZD	179	115,673
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	1,859	1,152,185
				1,267,858
Nigeria — 0.1%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
7.143%	02/23/30		200	188,470
7.696%	02/23/38		200	174,719
				363,189
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Norway — 0.1%
Norway Government Bond,
Sr. Unsec’d. Notes, 144A, Series 478
1.500%	02/19/26	NOK	1,526	$166,867
Sr. Unsec’d. Notes, Series 484, 144A
2.125%	05/18/32	NOK	2,820	309,680
				476,547
Panama — 0.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
6.700%	01/26/36		265	327,638
Peru — 0.1%
Peru Government Bond,
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	270	64,450
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31		112	105,726
				170,176
Philippines — 0.1%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.950%	01/20/40		200	200,014
Poland — 0.1%
Republic of Poland Government Bond,
Bonds, Series 0428
2.750%	04/25/28	PLN	438	90,244
Bonds, Series 0726
2.500%	07/25/26	PLN	961	202,233
				292,477
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	116	117,890
1.950%	06/15/29	EUR	129	151,171
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	239	262,722
				531,783
Qatar — 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		265	282,890
Romania — 0.1%
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	45	48,760
Sr. Unsec’d. Notes
3.000%	02/14/31		68	62,898
Sr. Unsec’d. Notes, 144A
4.000%	02/14/51		172	149,716
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	8	7,352

A25

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romania (cont’d.)
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	14	$15,082
3.375%	01/28/50	EUR	47	41,816
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	14	11,905
3.000%	02/27/27		226	219,495
				557,024
Russia — 0.0%
Russian Federal Bond - OFZ,
Bonds, Series 6212
7.050%	01/19/28	RUB	10,207	3,769
Saudi Arabia — 0.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		400	368,336
Singapore — 0.2%
Singapore Government Bond,
Bonds
2.750%	07/01/23	SGD	339	253,504
3.500%	03/01/27	SGD	513	399,696
				653,200
Slovenia — 0.0%
Slovenia Government Bond,
Bonds, Series RS76
3.125%	08/07/45	EUR	48	67,976
South Africa — 0.1%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.850%	09/30/29		233	227,762
South Korea — 1.3%
Korea Treasury Bond,
Bonds, Series 2612
1.500%	12/10/26	KRW	135,280	105,006
Bonds, Series 2912
1.375%	12/10/29	KRW	745,450	548,356
Bonds, Series 3012
1.500%	12/10/30	KRW	1,997,520	1,464,153
Bonds, Series 4412
2.750%	12/10/44	KRW	246,820	199,129
Bonds, Series 4803
2.625%	03/10/48	KRW	271,390	214,257
Bonds, Series 5003
1.500%	03/10/50	KRW	201,690	123,692
Sr. Unsec’d. Notes, Series 2303
0.750%	03/10/23	KRW	458,230	374,464
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	2,975,490	2,313,822
				5,342,879
Spain — 1.3%
Spain Government Bond,
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	754	830,420
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Spain (cont’d.)
0.000%	01/31/26	EUR	544	$586,465
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	504	501,423
0.500%	10/31/31	EUR	397	405,585
1.000%	07/30/42	EUR	1,137	1,089,379
1.500%	04/30/27	EUR	1,158	1,321,574
1.900%	10/31/52	EUR	290	307,365
3.450%	07/30/66	EUR	232	335,899
4.200%	01/31/37	EUR	1	1,490
				5,379,600
Supranational Bank — 0.6%
European Financial Stability Facility,
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	205	222,098
0.400%	01/26/26	EUR	190	208,374
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	393	447,049
European Investment Bank,
Sr. Unsec’d. Notes, MTN
1.800%	01/19/27	AUD	365	256,324
European Stability Mechanism,
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	130	141,996
0.000%	12/15/26	EUR	265	283,241
European Union,
Sr. Unsec’d. Notes, EMTN
0.000%	07/04/35	EUR	239	225,759
0.200%	06/04/36	EUR	237	227,371
0.700%	07/06/51	EUR	548	522,176
				2,534,388
Sweden — 0.1%
Sweden Government Bond,
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	3,460	334,539
Switzerland — 0.3%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	91	112,065
3.250%	06/27/27	CHF	258	322,726
3.500%	04/08/33	CHF	155	218,469
4.000%	04/08/28	CHF	486	640,783
				1,294,043
Thailand — 0.2%
Thailand Government Bond,
Bonds
4.675%	06/29/44	THB	6,607	238,440
Sr. Unsec’d. Notes
1.585%	12/17/35	THB	2,260	58,108
2.000%	12/17/31	THB	13,600	399,720
3.650%	06/20/31	THB	4,785	160,641
4.875%	06/22/29	THB	2,409	85,405
				942,314

A26

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Turkey — 0.1%
Turkey Government International Bond,
Sr. Unsec’d. Notes
5.875%	06/26/31		200	$170,989
Ukraine — 0.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes, 144A
7.253%	03/15/33		200	82,500
United Kingdom — 2.7%
United Kingdom Gilt,
Bonds
0.250%	07/31/31	GBP	270	313,359
0.375%	10/22/26	GBP	2,053	2,569,359
0.500%	10/22/61	GBP	75	66,511
0.625%	07/31/35	GBP	709	803,903
0.875%	10/22/29	GBP	1,330	1,671,748
1.250%	07/31/51	GBP	782	908,850
1.500%	07/22/47	GBP	564	697,265
1.750%	09/07/37	GBP	1,303	1,699,009
1.750%	07/22/57	GBP	455	608,273
2.500%	07/22/65	GBP	58	97,187
3.500%	07/22/68	GBP	111	235,402
4.250%	12/07/40	GBP	61	111,312
4.250%	12/07/46	GBP	317	618,478
4.500%	09/07/34	GBP	13	22,366
Unsec’d. Notes
0.875%	01/31/46	GBP	291	313,915
1.500%	07/31/53	GBP	340	423,188
				11,160,125
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31		42	45,662

Total Sovereign Bonds (cost $144,626,971)				131,534,691
U.S. Government Agency Obligations — 8.4%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		117	104,352
2.000%	12/01/35		326	316,919
2.000%	03/01/51		23	21,311
2.000%	08/01/51		226	210,384
2.500%	06/01/30		32	31,844
2.500%	07/01/30		15	15,332
2.500%	11/01/35		34	33,913
2.500%	05/01/50		360	344,439
2.500%	07/01/50		169	162,570
2.500%	01/01/51		326	311,934
2.500%	09/01/51		965	923,386
3.000%	06/01/30		9	8,676
3.000%	07/01/30		47	47,748
3.000%	07/01/30		54	55,114
3.000%	07/01/35		46	45,607
3.000%	09/01/35		27	27,399
3.000%	01/01/37		18	18,127
3.000%	02/01/37		28	28,188
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	05/01/45	32	$32,186
3.000%	08/01/46	82	81,145
3.000%	09/01/46	139	137,768
3.000%	02/01/47	55	54,238
3.000%	12/01/50	710	699,180
3.500%	05/01/30	50	51,846
3.500%	06/01/30	8	8,071
3.500%	10/01/30	8	8,552
3.500%	07/01/35	59	59,542
3.500%	08/01/42	36	36,564
3.500%	01/01/44	35	36,136
3.500%	07/01/45	39	39,265
3.500%	09/01/47	127	128,750
3.500%	11/01/47	234	236,472
3.500%	03/01/48	188	189,918
3.500%	01/01/50	140	141,760
4.000%	01/01/33	64	66,925
4.000%	06/01/40	7	7,010
4.000%	02/01/41	11	11,060
4.000%	02/01/41	19	20,029
4.000%	11/01/41	4	4,034
4.000%	06/01/42	17	17,449
4.000%	09/01/44	31	32,554
4.000%	04/01/45	9	9,471
4.000%	05/01/45	23	24,198
4.000%	02/01/46	99	103,081
4.000%	05/01/46	29	30,199
4.000%	01/01/47	39	40,733
4.000%	09/01/48	44	44,848
4.500%	12/01/34	9	9,423
4.500%	09/01/40	56	60,126
4.500%	03/01/41	45	48,303
4.500%	07/01/41	13	13,777
4.500%	03/01/44	16	17,494
4.500%	07/01/45	38	39,876
4.500%	12/01/45	32	33,829
4.500%	08/01/48	7	6,922
4.500%	11/01/48	63	65,159
4.500%	05/01/49	64	66,242
4.500%	02/01/50	7	7,025
5.000%	05/01/38	48	51,898
5.000%	12/01/38	33	35,766
5.000%	02/01/42	45	48,416
5.000%	07/01/48	—(r)	52
5.000%	03/01/50	2	2,407
5.500%	08/01/40	9	10,087
5.500%	06/01/41	16	17,236
5.500%	09/01/41	66	72,071
6.000%	11/01/37	5	5,727
Federal National Mortgage Assoc.
1.500%	11/01/41	122	110,706
2.000%	04/01/30	12	11,277
2.000%	07/01/30	18	17,307
2.000%	08/01/30	33	32,086
2.000%	04/01/31	13	13,101
2.000%	09/01/36	70	67,775
2.000%	12/01/40	81	75,864

A27

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	11/01/41	448	$420,809
2.000%	07/01/50	62	57,931
2.000%	02/01/51	207	192,785
2.000%	03/01/51	67	61,959
2.000%	03/01/51	67	62,859
2.000%	03/01/51	400	372,231
2.000%	05/01/51	1,134	1,055,227
2.000%	07/01/51	383	355,803
2.000%	02/01/52	1,879	1,745,284
2.500%	TBA(tt)	1,593	1,520,200
2.500%	05/01/30	11	10,490
2.500%	05/01/30	22	21,900
2.500%	06/01/30	8	8,102
2.500%	07/01/30	18	17,758
2.500%	07/01/30	22	21,411
2.500%	07/01/30	22	22,068
2.500%	05/01/36	208	206,269
2.500%	04/01/37	163	157,517
2.500%	04/01/43	24	23,323
2.500%	09/01/43	71	67,903
2.500%	04/01/45	11	10,536
2.500%	09/01/46	11	10,697
2.500%	07/01/50	572	550,350
2.500%	10/01/50	299	286,581
2.500%	11/01/50	177	169,528
2.500%	09/01/51	327	312,766
2.500%	11/01/51	245	235,226
2.500%	12/01/51	123	117,964
2.500%	01/01/52	330	315,085
2.500%	02/01/52	296	283,294
2.500%	04/01/52	525	501,582
3.000%	TBA(tt)	3,277	3,204,998
3.000%	06/01/30	26	26,633
3.000%	07/01/30	10	10,543
3.000%	07/01/30	18	18,089
3.000%	07/01/30	37	37,375
3.000%	09/01/30	19	19,164
3.000%	11/01/30	9	9,012
3.000%	06/01/32	49	49,385
3.000%	03/01/35	9	8,746
3.000%	09/01/35	15	15,091
3.000%	09/01/35	42	42,186
3.000%	03/01/36	61	61,256
3.000%	02/01/37	14	14,465
3.000%	05/01/45	121	120,294
3.000%	06/01/45	85	84,422
3.000%	07/01/45	24	23,961
3.000%	08/01/45	76	75,172
3.000%	01/01/46	13	12,662
3.000%	04/01/46	115	114,452
3.000%	10/01/46	28	27,594
3.000%	10/01/46	41	40,448
3.000%	11/01/46	105	103,733
3.000%	12/01/46	43	43,304
3.000%	12/01/46	178	176,402
3.000%	05/01/51	175	171,886
3.000%	08/01/51	75	73,541
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	08/01/51	181	$176,794
3.500%	TBA(tt)	2,436	2,440,554
3.500%	09/01/29	35	35,965
3.500%	12/01/29	13	13,800
3.500%	04/01/30	51	52,662
3.500%	05/01/30	10	10,428
3.500%	10/01/30	19	19,508
3.500%	01/01/35	10	10,305
3.500%	08/01/35	20	19,880
3.500%	02/01/36	42	42,879
3.500%	02/01/37	13	13,169
3.500%	02/01/42	32	32,790
3.500%	11/01/42	54	55,162
3.500%	11/01/42	294	299,529
3.500%	01/01/43	59	59,695
3.500%	04/01/43	18	18,514
3.500%	04/01/43	186	189,115
3.500%	06/01/43	82	83,357
3.500%	08/01/47	21	20,808
3.500%	09/01/47	91	92,071
3.500%	09/01/47	120	121,238
3.500%	01/01/48	278	281,521
3.500%	03/01/48	184	186,110
3.500%	11/01/48	91	92,438
3.500%	01/01/50	206	208,071
3.500%	09/01/57	191	193,911
3.500%	05/01/58	76	76,645
4.000%	04/01/26	14	14,048
4.000%	05/01/27	14	14,553
4.000%	05/01/32	11	11,881
4.000%	04/01/35	14	14,684
4.000%	03/01/41	35	36,527
4.000%	11/01/42	42	43,655
4.000%	06/01/44	18	18,948
4.000%	03/01/45	12	11,984
4.000%	01/01/46	35	36,742
4.000%	03/01/46	70	72,983
4.000%	06/01/46	45	46,277
4.000%	04/01/47	40	41,431
4.000%	02/01/49	122	126,046
4.500%	TBA(tt)	1,000	1,036,250
4.500%	08/01/23	6	5,804
4.500%	04/01/25	11	11,716
4.500%	01/01/34	9	9,519
4.500%	11/01/39	43	45,953
4.500%	03/01/40	9	9,537
4.500%	08/01/40	17	17,334
4.500%	02/01/41	14	15,019
4.500%	06/01/41	41	43,615
4.500%	09/01/41	8	8,042
4.500%	01/01/42	22	23,800
4.500%	01/01/42	34	35,905
4.500%	01/01/43	22	23,600
4.500%	03/01/44	11	11,558
4.500%	06/01/44	8	8,875
4.500%	01/01/45	49	51,641
4.500%	06/01/45	31	32,750

A28

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	07/01/47	8	$8,604
4.500%	09/01/48	42	43,919
4.500%	09/01/48	117	122,118
4.500%	09/01/48	186	193,105
4.500%	01/01/49	47	48,839
4.500%	02/01/49	44	45,849
4.500%	03/01/49	44	45,584
4.500%	06/01/49	416	431,533
4.500%	07/01/49	55	56,875
4.500%	11/01/49	6	6,118
4.500%	01/01/51	91	97,717
5.000%	07/01/28	4	4,487
5.000%	12/01/35	12	12,458
5.000%	05/01/38	24	25,607
5.000%	08/01/44	25	26,085
5.500%	05/01/37	18	20,192
5.500%	07/01/38	12	13,402
5.500%	05/01/39	16	17,568
5.500%	05/01/40	9	9,312
5.500%	07/01/41	21	23,386
5.500%	09/01/41	16	17,336
6.000%	02/01/36	9	10,276
6.000%	11/01/38	9	9,781
6.000%	09/01/39	20	22,879
6.000%	06/01/40	12	13,488
6.000%	05/01/41	50	55,262
Government National Mortgage Assoc.
2.000%	11/20/50	165	156,151
2.500%	01/20/47	18	17,874
2.500%	12/20/51	1,530	1,486,251
3.000%	11/20/43	78	77,550
3.000%	01/15/45	11	10,970
3.000%	01/15/45	54	53,828
3.000%	03/15/45	11	11,144
3.000%	07/15/45	11	10,700
3.000%	01/20/47	105	105,075
3.000%	06/20/47	162	161,180
3.000%	08/20/47	66	65,528
3.000%	10/20/49	842	836,331
3.000%	07/20/51	67	66,771
3.000%	08/20/51	56	55,226
3.000%	12/20/51	98	97,434
3.500%	07/15/42	36	36,930
3.500%	04/15/45	11	11,211
3.500%	07/20/47	184	186,307
3.500%	08/20/47	85	86,328
3.500%	09/20/47	17	16,816
3.500%	11/20/47	13	13,502
3.500%	12/20/47	12	12,623
4.000%	01/15/41	40	42,307
4.000%	03/15/44	22	23,703
4.000%	05/15/45	40	42,406
4.000%	05/20/45	20	21,109
4.000%	07/20/45	154	162,216
4.000%	10/20/45	16	16,330
4.000%	01/20/46	33	34,339
4.000%	02/20/46	11	11,730
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	03/20/46	52	$53,423
4.000%	07/20/47	94	97,383
4.500%	04/15/40	41	44,466
4.500%	10/15/41	13	14,004
4.500%	07/20/44	48	51,217
4.500%	04/20/45	55	59,025
4.500%	11/20/47	23	24,155
4.500%	12/20/48	712	740,715
4.500%	01/20/49	424	440,410
4.500%	02/20/49	51	53,017
4.500%	10/20/49	69	71,416
4.500%	12/20/49	44	45,695
4.500%	04/20/50	30	31,392
5.000%	06/15/38	7	7,972
5.000%	01/15/39	53	57,964
5.000%	06/15/39	12	13,600
5.000%	12/15/39	10	10,851
5.000%	10/20/42	10	11,023
5.000%	03/15/44	42	45,920
5.000%	09/20/48	37	38,618
5.000%	10/20/48	86	90,723
5.000%	11/20/48	80	84,013
5.000%	12/20/48	8	8,888
5.000%	01/20/49	224	234,988
5.000%	03/20/49	120	126,400
5.000%	06/20/49	34	35,263
5.000%	01/20/50	42	43,700
5.000%	03/20/50	18	18,538
5.500%	03/15/37	13	14,207

Total U.S. Government Agency Obligations (cost $35,740,445)			34,388,663
U.S. Treasury Obligations — 10.3%
U.S. Treasury Bonds
1.125%	08/15/40	3,585	2,808,623
1.750%	08/15/41	1,590	1,377,089
1.875%	02/15/51	1,586	1,384,864
2.000%	08/15/51	1,219	1,098,814
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/26	658	690,223
U.S. Treasury Notes
0.375%	04/15/24	3,288	3,158,535
0.375%	08/15/24	2,292	2,182,772
0.375%	01/31/26(k)	851	784,117
0.500%	11/30/23	2,560	2,488,400
0.750%	04/30/26(k)	1,956	1,821,983
0.750%	08/31/26	4,388	4,067,471
0.875%	06/30/26	2,470	2,306,941
1.125%	10/31/26	1,197	1,125,928
1.250%	08/31/24	348	338,131
1.250%	08/15/31	5,241	4,765,217
1.375%	11/15/31	4,097	3,759,271
1.500%	11/30/24	224	218,190
1.500%	01/31/27	4,171	3,986,372
1.625%	10/31/26	345	332,063
1.875%	02/15/32	380	364,978
2.125%	05/31/26	1,472	1,449,000

A29

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Strips Principal
2.403%(s)	11/15/50	2,907	$1,433,060

Total U.S. Treasury Obligations (cost $44,240,484)			41,942,042

	Shares
Common Stocks — 0.4%
Bermuda
Mt. Logan Re, Ltd., Series 4 Participating Units*	1,500	1,377,236
Mt. Logan Re, Ltd., Special Investment Series 4*	474	473,656

Total Common Stocks (cost $1,500,000)		1,850,892

Exchange-Traded Funds — 2.9%
iShares Core U.S. Aggregate Bond ETF	55,469	5,940,730
Vanguard Total International Bond ETF	112,969	5,924,094

Total Exchange-Traded Funds (cost $12,775,878)		11,864,824

Total Long-Term Investments (cost $414,368,687)		381,256,243
Short-Term Investments — 8.2%
Affiliated Mutual Fund — 0.8%
PGIM Institutional Money Market Fund (cost $3,264,473; includes $3,263,722 of cash collateral for securities on loan)(b)(we)	3,267,862	3,264,921

Interest Rate	Maturity Date	Principal Amount (000)#
Foreign Treasury Obligations(n) — 3.3%
Japan
Japan Treasury Discount Bills
Series 1028,
(0.117)%	04/11/22	JPY	1,044,450	8,579,576
Series 1045,
(0.114)%	06/16/22	JPY	393,900	3,236,216
Series 1063,
(0.084)%	06/13/22	JPY	216,200	1,776,246

Total Foreign Treasury Obligations (cost $14,444,686)					13,592,038

Shares
Unaffiliated Funds — 4.1%
Dreyfus Government Cash Management (Institutional Shares)	11,786,662	11,786,662
	Shares	Value
Unaffiliated Funds(continued)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	4,710,790	$4,710,790

Total Unaffiliated Funds (cost $16,497,452)		16,497,452

Options Purchased*~ — 0.0%
(cost $335,372)	119,320

Total Short-Term Investments (cost $34,541,983)	33,473,731

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.6% (cost $448,910,670)	414,729,974

Options Written*~ — (0.1)%
(premiums received $635,504)	(427,711)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.5% (cost $448,275,166)	414,302,263

Liabilities in excess of other assets(z) — (1.5)%	(6,271,019)

Net Assets — 100.0%	$408,031,244

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar

A30

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,196,162; cash collateral of $3,263,722 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 8,306,439 is 2.0% of net assets.
(we)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CHF	Call	Citibank, N.A.	09/02/22	1.04		—	EUR	59	$7,125
Currency Option NZD vs USD	Call	Bank of America, N.A.	04/19/22	0.72		—	NZD	95	5,777
Currency Option NZD vs USD	Call	JPMorgan Chase Bank, N.A.	05/09/22	0.73		—	NZD	50	3,769
Currency Option NZD vs USD	Call	Morgan Stanley & Co. International PLC	05/09/22	0.73		—	NZD	195	14,699
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	06/28/22	0.72		—	AUD	85	6,574
Currency Option EUR vs JPY	Put	Morgan Stanley & Co. International PLC	05/23/22	130.00		—	EUR	57	4,441
A31

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option NZD vs JPY	Put	JPMorgan Chase Bank, N.A.	05/23/22	80.00		—	NZD	90	$5,110
Currency Option USD vs CAD	Put	Deutsche Bank AG	05/10/22	1.23		—		64	15,087
Currency Option USD vs JPY	Put	Bank of America, N.A.	06/29/22	116.00		—		63	5,393
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	09/29/22	115.00		—		127	12,192
Total OTC Traded (cost $72,197)									$80,167

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 09/08/23	Call	JPMorgan Chase Bank, N.A.	09/08/22	0.28%	0.28%(A)	1 Day SONIA(A)	GBP	5,310	$187
1-Year Interest Rate Swap, 09/08/23	Call	JPMorgan Chase Bank, N.A.	09/08/22	0.30%	0.30%(A)	1 Day SONIA(A)	GBP	6,940	256
1-Year Interest Rate Swap, 10/10/23	Call	Citibank, N.A.	10/10/22	0.42%	0.42%(A)	1 Day SONIA(A)	GBP	6,360	488
1-Year Interest Rate Swap, 10/10/23	Call	Citibank, N.A.	10/10/22	0.46%	0.46%(A)	1 Day SONIA(A)	GBP	5,810	488
1-Year Interest Rate Swap, 11/15/23	Call	Citibank, N.A.	11/15/22	0.52%	0.52%(A)	1 Day SONIA(A)	GBP	6,380	946
1-Year Interest Rate Swap, 11/16/23	Call	Morgan Stanley & Co. International PLC	11/16/22	0.54%	0.54%(A)	1 Day SONIA(A)	GBP	3,490	554
1-Year Interest Rate Swap, 11/18/23	Call	JPMorgan Chase Bank, N.A.	11/16/22	1.80%	1.80%(A)	1 Day SOFR(A)		14,700	15,161
1-Year Interest Rate Swap, 11/25/23	Call	Deutsche Bank AG	11/22/22	1.85%	1.85%(A)	1 Day SOFR(A)		14,600	16,636
3-Year Interest Rate Swap, 07/14/25	Call	Citibank, N.A.	07/12/22	1.36%	1.36%(A)	1 Day SOFR(A)		5,100	2,201
5-Year Interest Rate Swap, 06/23/27	Call	JPMorgan Chase Bank, N.A.	06/21/22	1.05%	1.05%(S)	3 Month LIBOR(Q)		3,640	479
5-Year Interest Rate Swap, 11/16/27	Call	JPMorgan Chase Bank, N.A.	11/14/22	0.70%	0.70%(S)	3 Month LIBOR(Q)		2,770	1,757
Total OTC Swaptions (cost $263,175)									$39,153
Total Options Purchased (cost $335,372)									$119,320
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Call	Goldman Sachs International	04/20/22	89.05		—	AUD	430	$(8,602)
Currency Option AUD vs USD	Call	JPMorgan Chase Bank, N.A.	04/26/22	0.76		—	AUD	850	(3,076)
Currency Option EUR vs JPY	Call	Bank of America, N.A.	04/21/22	135.00		—	EUR	570	(5,868)
Currency Option EUR vs USD	Call	Goldman Sachs International	04/12/22	1.12		—	EUR	576	(804)
Currency Option EUR vs USD	Call	Barclays Bank PLC	04/13/22	1.12		—	EUR	284	(1,038)
Currency Option GBP vs USD	Call	JPMorgan Chase Bank, N.A.	05/02/22	1.33		—	GBP	483	(3,240)
Currency Option NZD vs JPY	Call	JPMorgan Chase Bank, N.A.	04/26/22	86.00		—	NZD	1,370	(5,162)
Currency Option USD vs CAD	Call	Goldman Sachs International	04/21/22	1.27		—		940	(1,970)
Currency Option USD vs MXN	Call	Bank of America, N.A.	04/07/22	21.75		—		326	(5)
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/26/22	20.50		—		637	(2,146)
Currency Option USD vs NOK	Call	Morgan Stanley & Co. International PLC	04/12/22	9.20		—		317	(235)
Currency Option USD vs NOK	Call	Barclays Bank PLC	04/21/22	8.90		—		627	(4,778)
Currency Option USD vs SEK	Call	Barclays Bank PLC	04/07/22	10.00		—		967	(98)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	04/12/22	15.50		—		955	(552)
A32

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Call	Bank of America, N.A.	06/20/22	15.75		—		624	$(6,047)
Currency Option AUD vs JPY	Put	Goldman Sachs International	04/20/22	85.45		—	AUD	430	(369)
Currency Option AUD vs USD	Put	Bank of America, N.A.	04/12/22	0.72		—	AUD	880	(468)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	04/13/22	0.72		—	AUD	445	(154)
Currency Option AUD vs USD	Put	Deutsche Bank AG	04/20/22	0.74		—	AUD	1,270	(5,144)
Currency Option AUD vs USD	Put	Citibank, N.A.	04/28/22	0.75		—	AUD	425	(3,779)
Currency Option AUD vs USD	Put	Barclays Bank PLC	05/02/22	0.74		—	AUD	635	(4,083)
Currency Option CAD vs JPY	Put	Morgan Stanley & Co. International PLC	04/07/22	88.60		—	CAD	830	(15)
Currency Option CAD vs JPY	Put	JPMorgan Chase Bank, N.A.	04/21/22	92.70		—	CAD	1,580	(1,884)
Currency Option EUR vs USD	Put	Goldman Sachs International	04/12/22	1.08		—	EUR	576	(328)
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	04/20/22	1.09		—	EUR	563	(1,918)
Currency Option EUR vs USD	Put	JPMorgan Chase Bank, N.A.	04/28/22	1.11		—	EUR	858	(7,182)
Currency Option NZD vs JPY	Put	Morgan Stanley & Co. International PLC	04/26/22	83.00		—	NZD	1,370	(7,288)
Currency Option NZD vs USD	Put	Barclays Bank PLC	04/07/22	0.68		—	NZD	945	(269)
Currency Option NZD vs USD	Put	Barclays Bank PLC	04/12/22	0.69		—	NZD	1,410	(3,348)
Currency Option USD vs CHF	Put	Barclays Bank PLC	04/21/22	0.93		—		630	(6,424)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	04/26/22	121.50		—		633	(6,338)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	04/12/22	20.65		—		951	(35,764)
Currency Option USD vs NOK	Put	JPMorgan Chase Bank, N.A.	04/12/22	8.80		—		626	(6,156)
Currency Option USD vs SEK	Put	Barclays Bank PLC	04/07/22	9.35		—		967	(5,130)
Total OTC Traded (premiums received $162,738)									$(139,662)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 11/18/23	Call	JPMorgan Chase Bank, N.A.	11/16/22	1.29%	1 Day SOFR(A)	1.29%(A)		14,700	$(6,248)
1-Year Interest Rate Swap, 11/18/23	Call	JPMorgan Chase Bank, N.A.	11/16/22	1.55%	1 Day SOFR(A)	1.55%(A)		14,700	(9,726)
1-Year Interest Rate Swap, 11/25/23	Call	Deutsche Bank AG	11/22/22	1.35%	1 Day SOFR(A)	1.35%(A)		14,600	(7,049)
1-Year Interest Rate Swap, 11/25/23	Call	Deutsche Bank AG	11/22/22	1.60%	1 Day SOFR(A)	1.60%(A)		14,600	(10,832)
10-Year Interest Rate Swap, 04/06/32	Call	Morgan Stanley & Co. International PLC	04/04/22	1.69%	1 Day SOFR(A)	1.69%(A)		1,310	—
10-Year Interest Rate Swap, 04/11/32	Call	Citibank, N.A.	04/07/22	0.74%	6 Month EURIBOR(S)	0.74%(A)	EUR	1,040	—
10-Year Interest Rate Swap, 04/13/32	Call	Deutsche Bank AG	04/11/22	1.83%	1 Day SOFR(A)	1.83%(A)		1,310	(608)
10-Year Interest Rate Swap, 04/21/32	Call	Citibank, N.A.	04/19/22	1.05%	6 Month EURIBOR(S)	1.05%(A)	EUR	990	(2,150)
10-Year Interest Rate Swap, 04/21/32	Call	Deutsche Bank AG	04/19/22	2.01%	1 Day SOFR(A)	2.01%(A)		1,310	(6,276)
10-Year Interest Rate Swap, 04/27/32	Call	Citibank, N.A.	04/25/22	1.09%	6 Month EURIBOR(S)	1.09%(A)	EUR	970	(3,743)
10-Year Interest Rate Swap, 04/27/32	Call	Morgan Stanley & Co. International PLC	04/25/22	2.17%	1 Day SOFR(A)	2.17%(A)		1,310	(16,204)
10-Year Interest Rate Swap, 05/05/32	Call	Morgan Stanley & Co. International PLC	05/03/22	1.23%	6 Month EURIBOR(S)	1.23%(A)	EUR	980	(10,293)
10-Year Interest Rate Swap, 06/23/32	Call	JPMorgan Chase Bank, N.A.	06/21/22	1.38%	3 Month LIBOR(Q)	1.38%(S)		1,930	(1,225)
10-Year Interest Rate Swap, 07/14/32	Call	Citibank, N.A.	07/12/22	1.59%	1 Day SOFR(A)	1.59%(A)		1,640	(7,382)
10-Year Interest Rate Swap, 09/08/32	Call	JPMorgan Chase Bank, N.A.	09/08/22	0.36%	1 Day SONIA(A)	0.36%(A)	GBP	550	(620)
A33

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 09/08/32	Call	JPMorgan Chase Bank, N.A.	09/08/22	0.40%	1 Day SONIA(A)	0.40%(A)	GBP	720	$(908)
10-Year Interest Rate Swap, 10/10/32	Call	Citibank, N.A.	10/10/22	0.38%	1 Day SONIA(A)	0.38%(A)	GBP	650	(1,147)
10-Year Interest Rate Swap, 10/10/32	Call	Citibank, N.A.	10/10/22	0.42%	1 Day SONIA(A)	0.42%(A)	GBP	600	(1,195)
10-Year Interest Rate Swap, 11/15/32	Call	Citibank, N.A.	11/15/22	0.55%	1 Day SONIA(A)	0.55%(A)	GBP	660	(2,531)
10-Year Interest Rate Swap, 11/16/32	Call	Morgan Stanley & Co. International PLC	11/16/22	0.60%	1 Day SONIA(A)	0.60%(A)	GBP	360	(1,553)
30-Year Interest Rate Swap, 11/16/52	Call	JPMorgan Chase Bank, N.A.	11/14/22	1.06%	3 Month LIBOR(Q)	1.06%(S)		620	(3,709)
10-Year Interest Rate Swap, 04/06/32	Put	Morgan Stanley & Co. International PLC	04/04/22	1.69%	1.69%(A)	1 Day SOFR(A)		1,310	(49,075)
10-Year Interest Rate Swap, 04/11/32	Put	Citibank, N.A.	04/07/22	0.74%	0.74%(A)	6 Month EURIBOR(S)	EUR	1,040	(44,261)
10-Year Interest Rate Swap, 04/13/32	Put	Deutsche Bank AG	04/11/22	1.83%	1.83%(A)	1 Day SOFR(A)		1,310	(33,561)
10-Year Interest Rate Swap, 04/21/32	Put	Citibank, N.A.	04/19/22	1.05%	1.05%(A)	6 Month EURIBOR(S)	EUR	990	(15,872)
10-Year Interest Rate Swap, 04/21/32	Put	Deutsche Bank AG	04/19/22	2.01%	2.01%(A)	1 Day SOFR(A)		1,310	(18,449)
10-Year Interest Rate Swap, 04/27/32	Put	Citibank, N.A.	04/25/22	1.09%	1.09%(A)	6 Month EURIBOR(S)	EUR	970	(14,209)
10-Year Interest Rate Swap, 04/27/32	Put	Morgan Stanley & Co. International PLC	04/25/22	2.17%	2.17%(A)	1 Day SOFR(A)		1,310	(10,433)
10-Year Interest Rate Swap, 05/05/32	Put	Morgan Stanley & Co. International PLC	05/03/22	1.23%	1.23%(A)	6 Month EURIBOR(S)	EUR	980	(8,790)
Total OTC Swaptions (premiums received $472,766)									$(288,049)
Total Options Written (premiums received $635,504)									$(427,711)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
19	2 Year U.S. Treasury Notes	Jun. 2022	$4,026,516	$(48,484)
4	3 Year Australian Treasury Bonds	Jun. 2022	328,917	(6,083)
5	5 Year Euro-Bobl	Jun. 2022	712,757	1,243
133	5 Year U.S. Treasury Notes	Jun. 2022	15,253,437	33,958
42	10 Year Australian Treasury Bonds	Jun. 2022	3,983,356	(124,532)
30	10 Year Canadian Government Bonds	Jun. 2022	3,133,064	(124,436)
16	10 Year Euro-Bund	Jun. 2022	2,808,282	(49,688)
2	10 Year Japanese Bonds	Jun. 2022	2,459,340	(18,735)
19	10 Year Mini Japanese Government Bonds	Jun. 2022	2,339,650	(8,630)
10	10 Year U.K. Gilt	Jun. 2022	1,592,538	(13,153)
117	10 Year U.S. Treasury Notes	Jun. 2022	14,376,375	(274,866)
7	10 Year U.S. Ultra Treasury Notes	Jun. 2022	948,281	(51,588)
26	20 Year U.S. Treasury Bonds	Jun. 2022	3,901,625	(116,071)
4	30 Year Euro Buxl	Jun. 2022	823,935	(47,641)
93	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	16,472,625	(306,861)
33	Euro Schatz Index	Jun. 2022	4,042,520	(30,146)
1	Euro-BTP Italian Government Bond	Jun. 2022	153,005	(5,920)
A34

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
31	Euro-OAT	Jun. 2022	$5,195,846	$(208,122)
				(1,399,755)
Short Positions:
56	2 Year U.S. Treasury Notes	Jun. 2022	11,867,625	94,975
2	5 Year Canadian Government Bonds	Jun. 2022	187,721	5,228
114	5 Year Euro-Bobl	Jun. 2022	16,250,857	7,785
92	5 Year U.S. Treasury Notes	Jun. 2022	10,551,250	(8,361)
2	10 Year Canadian Government Bonds	Jun. 2022	208,871	9,083
58	10 Year Euro-Bund	Jun. 2022	10,180,022	193,303
3	10 Year Mini Japanese Government Bonds	Jun. 2022	369,418	(2,096)
1	10 Year U.K. Gilt	Jun. 2022	159,254	(650)
13	10 Year U.S. Treasury Notes	Jun. 2022	1,597,375	(18,274)
57	10 Year U.S. Ultra Treasury Notes	Jun. 2022	7,721,719	240,090
25	30 Year Euro Buxl	Jun. 2022	5,149,594	124,414
95	Euro Currency	Jun. 2022	13,180,063	28,522
81	Euro Schatz Index	Jun. 2022	9,922,548	(17,115)
3	Euro-BTP Italian Government Bond	Jun. 2022	459,016	21,368
35	Euro-OAT	Jun. 2022	5,866,278	135,941
				814,213
				$(585,542)
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/06/22	Citibank, N.A.	AUD	445	$324,525	$333,014	$8,489	$—
Expiring 04/06/22	Citibank, N.A.	AUD	364	270,945	272,398	1,453	—
Expiring 04/06/22	Citibank, N.A.	AUD	215	157,347	160,894	3,547	—
Expiring 04/06/22	Deutsche Bank AG	AUD	1,270	952,022	950,399	—	(1,623)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,355	991,458	1,014,010	22,552	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	450	327,124	336,756	9,632	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	450	329,266	336,755	7,489	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	445	328,345	333,014	4,669	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	445	323,871	333,014	9,143	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	445	324,374	333,014	8,640	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	435	315,334	325,531	10,197	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	209	150,222	156,405	6,183	—
Expiring 04/28/22	Goldman Sachs International	AUD	1,630	1,207,272	1,219,898	12,626	—
Expiring 04/28/22	The Bank of New York Mellon Corp.	AUD	378	283,865	283,210	—	(655)
Expiring 04/28/22	The Bank of New York Mellon Corp.	AUD	374	269,680	280,302	10,622	—
Expiring 04/28/22	The Bank of New York Mellon Corp.	AUD	357	257,820	267,216	9,396	—
Expiring 04/28/22	The Bank of New York Mellon Corp.	AUD	341	249,943	255,304	5,361	—
Expiring 04/28/22	The Bank of New York Mellon Corp.	AUD	54	39,367	40,269	902	—
Expiring 04/28/22	The Bank of New York Mellon Corp.	AUD	26	19,399	19,490	91	—
Expiring 05/06/22	Bank of America, N.A.	AUD	845	634,233	632,618	—	(1,615)
Expiring 05/06/22	Citibank, N.A.	AUD	425	319,005	318,181	—	(824)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	AUD	250	187,816	187,165	—	(651)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	AUD	2,209	1,611,967	1,655,172	43,205	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	AUD	217	158,210	162,583	4,373	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	AUD	99	72,317	74,190	1,873	—
A35

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 04/04/22	Citibank, N.A.	BRL	6,204	$1,212,844	$1,301,554	$88,710	$—
Expiring 04/04/22	Citibank, N.A.	BRL	5,977	1,159,488	1,253,806	94,318	—
Expiring 04/04/22	Citibank, N.A.	BRL	4,510	877,398	946,101	68,703	—
Expiring 04/04/22	Citibank, N.A.	BRL	3,265	686,285	684,927	—	(1,358)
Expiring 04/04/22	Citibank, N.A.	BRL	570	111,962	119,573	7,611	—
Expiring 04/04/22	Deutsche Bank AG	BRL	1,940	409,473	406,970	—	(2,503)
Expiring 04/04/22	HSBC Bank USA, N.A.	BRL	6,260	1,321,353	1,313,277	—	(8,076)
Expiring 04/04/22	HSBC Bank USA, N.A.	BRL	5,921	1,249,721	1,242,083	—	(7,638)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	1,530	322,935	320,961	—	(1,974)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	474	92,280	99,435	7,155	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	405	84,906	84,961	55	—
Expiring 05/03/22	HSBC Bank USA, N.A.	BRL	5,921	1,224,496	1,232,204	7,708	—
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	318	66,444	66,231	—	(213)
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	135	28,125	28,089	—	(36)
British Pound,
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	GBP	883	1,152,705	1,159,541	6,836	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	GBP	645	865,593	847,768	—	(17,825)
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	GBP	550	724,787	722,132	—	(2,655)
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	GBP	167	218,167	219,432	1,265	—
Expiring 04/06/22	Bank of America, N.A.	GBP	245	326,600	321,827	—	(4,773)
Expiring 04/06/22	Bank of America, N.A.	GBP	65	85,569	85,383	—	(186)
Expiring 04/06/22	Citibank, N.A.	GBP	493	657,346	647,594	—	(9,752)
Expiring 04/06/22	Citibank, N.A.	GBP	488	644,966	641,027	—	(3,939)
Expiring 04/06/22	Citibank, N.A.	GBP	246	323,407	323,141	—	(266)
Expiring 04/06/22	Citibank, N.A.	GBP	242	317,078	317,886	808	—
Expiring 04/06/22	Citibank, N.A.	GBP	238	314,218	312,631	—	(1,587)
Expiring 04/06/22	Citibank, N.A.	GBP	238	314,314	312,631	—	(1,683)
Expiring 04/06/22	Deutsche Bank AG	GBP	242	315,763	317,886	2,123	—
Expiring 04/06/22	Deutsche Bank AG	GBP	238	312,192	312,632	440	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	248	325,814	325,767	—	(47)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	248	325,459	325,767	308	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	248	325,814	325,768	—	(46)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	247	325,146	324,453	—	(693)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	245	321,445	321,827	382	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	234	306,829	307,377	548	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	187	246,159	245,639	—	(520)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	167	219,137	219,368	231	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	124	162,898	162,884	—	(14)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	123	161,953	161,570	—	(383)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	122	161,465	160,257	—	(1,208)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	122	163,696	160,256	—	(3,440)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	100	134,220	131,358	—	(2,862)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	81	106,055	106,400	345	—
Expiring 05/06/22	Citibank, N.A.	GBP	121	159,071	158,918	—	(153)
Expiring 05/06/22	Deutsche Bank AG	GBP	484	633,583	635,672	2,089	—
Expiring 05/06/22	Deutsche Bank AG	GBP	242	316,823	317,836	1,013	—
Expiring 05/06/22	Deutsche Bank AG	GBP	121	158,917	158,918	1	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	242	317,796	317,836	40	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	104	136,909	136,591	—	(318)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	77	101,386	101,129	—	(257)
Expiring 06/09/22	The Bank of New York Mellon Corp.	GBP	146	190,458	191,826	1,368	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	GBP	69	90,440	90,420	—	(20)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	GBP	67	88,406	87,835	—	(571)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	GBP	41	53,484	53,662	178	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	GBP	38	49,291	49,373	82	—
A36

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 04/06/22	Bank of America, N.A.	CAD	415	$328,645	$331,956	$3,311	$—
Expiring 04/06/22	Bank of America, N.A.	CAD	415	325,757	331,956	6,199	—
Expiring 04/06/22	Bank of America, N.A.	CAD	360	283,683	287,962	4,279	—
Expiring 04/06/22	Citibank, N.A.	CAD	210	164,006	167,978	3,972	—
Expiring 04/06/22	Citibank, N.A.	CAD	205	160,975	163,978	3,003	—
Expiring 04/06/22	Citibank, N.A.	CAD	200	156,043	159,979	3,936	—
Expiring 04/06/22	Citibank, N.A.	CAD	200	157,199	159,979	2,780	—
Expiring 04/06/22	Citibank, N.A.	CAD	200	157,125	159,979	2,854	—
Expiring 04/06/22	Deutsche Bank AG	CAD	415	325,931	331,956	6,025	—
Expiring 04/06/22	Deutsche Bank AG	CAD	415	327,456	331,956	4,500	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	460	362,915	367,951	5,036	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	415	328,257	331,956	3,699	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	405	318,477	323,958	5,481	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	395	314,093	315,958	1,865	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	395	313,818	315,958	2,140	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	210	163,104	167,978	4,874	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	210	163,026	167,978	4,952	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	190	149,301	151,980	2,679	—
Expiring 04/22/22	Citibank, N.A.	CAD	1,665	1,312,786	1,332,093	19,307	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	245	196,120	195,947	—	(173)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	165	131,891	131,964	73	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CAD	394	306,996	314,889	7,893	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CAD	90	71,729	72,280	551	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CAD	87	68,937	69,567	630	—
Chilean Peso,
Expiring 04/06/22	Citibank, N.A.	CLP	149,800	188,784	190,207	1,423	—
Expiring 04/06/22	Citibank, N.A.	CLP	75,100	93,863	95,358	1,495	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CLP	170,100	217,881	215,982	—	(1,899)
Expiring 04/27/22	JPMorgan Chase Bank, N.A.	CLP	60,432	75,000	76,433	1,433	—
Expiring 04/27/22	JPMorgan Chase Bank, N.A.	CLP	49,377	60,975	62,451	1,476	—
Expiring 04/27/22	JPMorgan Chase Bank, N.A.	CLP	32,995	41,095	41,731	636	—
Expiring 04/27/22	JPMorgan Chase Bank, N.A.	CLP	22,353	27,987	28,271	284	—
Expiring 05/06/22	Bank of America, N.A.	CLP	132,700	167,286	167,573	287	—
Expiring 05/06/22	Bank of America, N.A.	CLP	98,600	125,589	124,512	—	(1,077)
Expiring 05/25/22	Citibank, N.A.	CLP	946,212	1,164,354	1,191,118	26,764	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CLP	22,050	27,953	27,661	—	(292)
Chinese Renminbi,
Expiring 04/01/22	JPMorgan Chase Bank, N.A.	CNH	5,830	914,932	917,263	2,331	—
Expiring 04/06/22	Bank of America, N.A.	CNH	1,754	276,831	275,901	—	(930)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	2,336	367,867	367,448	—	(419)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	2,014	317,159	316,797	—	(362)
Colombian Peso,
Expiring 04/06/22	Citibank, N.A.	COP	636,523	169,513	168,561	—	(952)
Expiring 04/06/22	Citibank, N.A.	COP	373,020	94,989	98,782	3,793	—
Expiring 04/06/22	Citibank, N.A.	COP	131,375	33,621	34,790	1,169	—
Expiring 04/06/22	Citibank, N.A.	COP	94,590	24,189	25,049	860	—
Expiring 04/06/22	Citibank, N.A.	COP	73,570	18,825	19,483	658	—
Expiring 04/06/22	Citibank, N.A.	COP	68,315	17,456	18,091	635	—
Expiring 05/06/22	Citibank, N.A.	COP	315,070	83,571	83,105	—	(466)
Expiring 05/16/22	JPMorgan Chase Bank, N.A.	COP	300,004	79,039	79,019	—	(20)
Expiring 05/16/22	JPMorgan Chase Bank, N.A.	COP	171,028	45,237	45,047	—	(190)
Expiring 05/25/22	Citibank, N.A.	COP	4,536,312	1,174,450	1,193,291	18,841	—
Czech Koruna,
Expiring 04/06/22	Bank of America, N.A.	CZK	2,680	119,835	121,372	1,537	—
Expiring 04/06/22	Bank of America, N.A.	CZK	1,236	52,843	55,976	3,133	—
A37

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 05/06/22	Deutsche Bank AG	CZK	1,860	$84,358	$83,927	$—	$(431)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CZK	2,095	89,793	94,085	4,292	—
Euro,
Expiring 04/06/22	Bank of America, N.A.	EUR	361	397,749	399,421	1,672	—
Expiring 04/06/22	Bank of America, N.A.	EUR	355	390,841	392,783	1,942	—
Expiring 04/06/22	Bank of America, N.A.	EUR	281	310,884	310,907	23	—
Expiring 04/06/22	Bank of America, N.A.	EUR	237	262,530	262,224	—	(306)
Expiring 04/06/22	Bank of America, N.A.	EUR	178	195,759	196,944	1,185	—
Expiring 04/06/22	Bank of America, N.A.	EUR	178	195,761	196,945	1,184	—
Expiring 04/06/22	Bank of America, N.A.	EUR	173	191,177	191,412	235	—
Expiring 04/06/22	Bank of America, N.A.	EUR	168	184,361	185,880	1,519	—
Expiring 04/06/22	Bank of America, N.A.	EUR	118	129,702	130,558	856	—
Expiring 04/06/22	Bank of America, N.A.	EUR	117	128,457	129,452	995	—
Expiring 04/06/22	Bank of America, N.A.	EUR	105	116,454	116,175	—	(279)
Expiring 04/06/22	Bank of America, N.A.	EUR	90	99,029	99,579	550	—
Expiring 04/06/22	Citibank, N.A.	EUR	284	313,480	314,226	746	—
Expiring 04/06/22	Citibank, N.A.	EUR	90	98,286	99,579	1,293	—
Expiring 04/06/22	Citibank, N.A.	EUR	87	95,169	96,259	1,090	—
Expiring 04/06/22	Deutsche Bank AG	EUR	569	628,404	629,559	1,155	—
Expiring 04/06/22	Deutsche Bank AG	EUR	287	315,756	317,545	1,789	—
Expiring 04/06/22	Deutsche Bank AG	EUR	287	314,272	317,545	3,273	—
Expiring 04/06/22	Deutsche Bank AG	EUR	286	314,891	316,439	1,548	—
Expiring 04/06/22	Deutsche Bank AG	EUR	281	310,074	310,907	833	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	906	995,492	1,002,426	6,934	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	696	782,887	770,076	—	(12,811)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	573	627,395	633,984	6,589	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	300	327,630	331,929	4,299	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	293	325,530	324,184	—	(1,346)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	292	322,029	323,077	1,048	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	292	321,912	323,077	1,165	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	285	313,508	315,333	1,825	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	284	312,435	314,226	1,791	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	260	286,842	287,672	830	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	235	264,369	260,011	—	(4,358)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	151	164,883	167,071	2,188	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	139	154,688	153,794	—	(894)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	115	128,275	127,239	—	(1,036)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	96	107,661	106,217	—	(1,444)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	25	27,645	27,661	16	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	25	27,493	27,661	168	—
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	1,942	2,132,217	2,150,572	18,355	—
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	1,132	1,284,975	1,253,759	—	(31,216)
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	1,075	1,204,505	1,190,830	—	(13,675)
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	560	634,403	619,944	—	(14,459)
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	417	458,373	461,997	3,624	—
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	254	278,571	281,298	2,727	—
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	232	263,083	257,126	—	(5,957)
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	231	255,314	256,248	934	—
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	136	151,079	150,616	—	(463)
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	118	130,278	130,221	—	(57)
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	103	113,451	113,942	491	—
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	89	98,057	98,534	477	—
Expiring 05/06/22	Citibank, N.A.	EUR	5	5,538	5,537	—	(1)
Expiring 05/06/22	Deutsche Bank AG	EUR	143	159,072	158,376	—	(696)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	684	761,814	757,544	—	(4,270)
A38

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	361	$396,496	$399,815	$3,319	$—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	153	168,200	169,451	1,251	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	90	100,455	99,677	—	(778)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	1,905	2,125,961	2,110,696	—	(15,265)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	1,198	1,313,493	1,327,294	13,801	—
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	573	626,949	635,283	8,334	—
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	473	525,712	524,400	—	(1,312)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	391	447,265	432,683	—	(14,582)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	363	400,327	402,486	2,159	—
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	352	390,675	389,738	—	(937)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	276	313,470	305,891	—	(7,579)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	270	309,084	298,783	—	(10,301)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	255	282,085	282,203	118	—
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	228	254,335	252,182	—	(2,153)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	192	212,976	212,726	—	(250)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	125	142,377	138,474	—	(3,903)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	112	124,067	123,993	—	(74)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	104	119,363	115,743	—	(3,620)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	66	71,791	72,720	929	—
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	65	74,398	72,257	—	(2,141)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	42	47,842	46,537	—	(1,305)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	138	152,807	153,622	815	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	127	141,512	140,845	—	(667)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	124	138,883	137,632	—	(1,251)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	107	119,153	118,550	—	(603)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	65	72,248	71,978	—	(270)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	60	65,968	66,330	362	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	50	55,773	55,482	—	(291)
Hungarian Forint,
Expiring 04/06/22	Citibank, N.A.	HUF	46,400	133,756	139,610	5,854	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	HUF	9,604	28,105	28,609	504	—
Indian Rupee,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	INR	51,480	679,075	677,640	—	(1,435)
Expiring 04/07/22	Citibank, N.A.	INR	93,175	1,234,672	1,225,948	—	(8,724)
Expiring 04/07/22	Citibank, N.A.	INR	88,467	1,153,909	1,164,002	10,093	—
Expiring 04/07/22	Standard Chartered Bank	INR	91,732	1,197,894	1,206,973	9,079	—
Expiring 04/13/22	JPMorgan Chase Bank, N.A.	INR	11,997	159,065	157,687	—	(1,378)
Expiring 04/13/22	JPMorgan Chase Bank, N.A.	INR	11,891	159,068	156,305	—	(2,763)
Expiring 04/13/22	JPMorgan Chase Bank, N.A.	INR	6,003	79,875	78,910	—	(965)
Expiring 04/13/22	JPMorgan Chase Bank, N.A.	INR	5,298	69,930	69,644	—	(286)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	12,660	166,448	165,813	—	(635)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	9,500	125,132	124,425	—	(707)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	5,349	70,000	69,754	—	(246)
Expiring 07/07/22	Morgan Stanley & Co. International PLC	INR	87,997	1,149,533	1,145,039	—	(4,494)
Indonesian Rupiah,
Expiring 04/06/22	Deutsche Bank AG	IDR	1,569,000	110,051	109,331	—	(720)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	10,895,897	761,099	759,247	—	(1,852)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	834,000	58,086	58,115	29	—
Expiring 04/28/22	HSBC Bank USA, N.A.	IDR	18,026,406	1,244,603	1,255,684	11,081	—
Expiring 04/28/22	Standard Chartered Bank	IDR	18,972,569	1,313,890	1,321,592	7,702	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	IDR	1,051,000	73,332	73,193	—	(139)
Expiring 05/13/22	JPMorgan Chase Bank, N.A.	IDR	1,035,559	71,894	72,101	207	—
Expiring 05/13/22	JPMorgan Chase Bank, N.A.	IDR	1,006,943	70,073	70,109	36	—
Expiring 05/13/22	JPMorgan Chase Bank, N.A.	IDR	1,003,237	70,028	69,851	—	(177)
Expiring 05/13/22	JPMorgan Chase Bank, N.A.	IDR	989,803	69,065	68,916	—	(149)
A39

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	IDR	1,040,229	$71,968	$72,337	$369	$—
Japanese Yen,
Expiring 04/06/22	Bank of America, N.A.	JPY	37,400	309,739	307,242	—	(2,497)
Expiring 04/06/22	Bank of America, N.A.	JPY	18,100	149,937	148,692	—	(1,245)
Expiring 04/06/22	Citibank, N.A.	JPY	83,109	721,126	682,742	—	(38,384)
Expiring 04/06/22	Citibank, N.A.	JPY	75,300	656,730	618,591	—	(38,139)
Expiring 04/06/22	Citibank, N.A.	JPY	38,900	318,788	319,564	776	—
Expiring 04/06/22	Citibank, N.A.	JPY	37,100	315,304	304,778	—	(10,526)
Expiring 04/06/22	Citibank, N.A.	JPY	18,500	156,057	151,977	—	(4,080)
Expiring 04/06/22	Deutsche Bank AG	JPY	37,100	315,043	304,777	—	(10,266)
Expiring 04/06/22	Deutsche Bank AG	JPY	36,900	311,149	303,134	—	(8,015)
Expiring 04/06/22	Deutsche Bank AG	JPY	36,900	311,599	303,134	—	(8,465)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	79,500	657,462	653,093	—	(4,369)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	38,800	315,868	318,742	2,874	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	37,600	327,642	308,885	—	(18,757)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	36,900	312,161	303,134	—	(9,027)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	36,900	310,682	303,134	—	(7,548)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	28,000	241,739	230,020	—	(11,719)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	22,600	196,385	185,659	—	(10,726)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	20,768	179,963	170,609	—	(9,354)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	18,900	156,698	155,264	—	(1,434)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	18,500	156,294	151,978	—	(4,316)
Expiring 04/28/22	Bank of America, N.A.	JPY	380,961	3,322,532	3,131,016	—	(191,516)
Expiring 04/28/22	BNP Paribas S.A.	JPY	154,150	1,343,432	1,266,915	—	(76,517)
Expiring 04/28/22	The Bank of New York Mellon Corp.	JPY	31,114	269,856	255,719	—	(14,137)
Expiring 04/28/22	The Bank of New York Mellon Corp.	JPY	5,424	44,225	44,575	350	—
Expiring 04/28/22	The Bank of New York Mellon Corp.	JPY	2,124	18,468	17,454	—	(1,014)
Expiring 04/28/22	The Bank of New York Mellon Corp.	JPY	438	3,590	3,597	7	—
Expiring 04/28/22	UBS AG	JPY	217,176	1,879,797	1,784,907	—	(94,890)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	JPY	13,700	112,942	112,620	—	(322)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	JPY	49,086	425,430	404,034	—	(21,396)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	JPY	15,288	123,947	125,835	1,888	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	JPY	7,652	62,836	62,986	150	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	JPY	5,320	44,082	43,793	—	(289)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	JPY	4,541	38,263	37,377	—	(886)
Mexican Peso,
Expiring 04/06/22	Bank of America, N.A.	MXN	4,070	195,692	204,415	8,723	—
Expiring 04/06/22	Bank of America, N.A.	MXN	4,070	196,590	204,415	7,825	—
Expiring 04/06/22	Bank of America, N.A.	MXN	4,050	192,431	203,410	10,979	—
Expiring 04/06/22	Bank of America, N.A.	MXN	3,830	187,773	192,361	4,588	—
Expiring 04/06/22	Bank of America, N.A.	MXN	3,830	189,804	192,361	2,557	—
Expiring 04/06/22	Bank of America, N.A.	MXN	2,550	125,381	128,073	2,692	—
Expiring 04/06/22	Citibank, N.A.	MXN	48,422	2,323,267	2,431,985	108,718	—
Expiring 04/06/22	Citibank, N.A.	MXN	4,048	188,646	203,310	14,664	—
Expiring 04/06/22	Citibank, N.A.	MXN	3,910	188,852	196,379	7,527	—
Expiring 04/06/22	Citibank, N.A.	MXN	3,880	187,903	194,873	6,970	—
Expiring 04/06/22	Citibank, N.A.	MXN	2,680	128,573	134,602	6,029	—
Expiring 04/06/22	Citibank, N.A.	MXN	1,690	82,563	84,880	2,317	—
Expiring 04/06/22	Citibank, N.A.	MXN	1,680	80,465	84,378	3,913	—
Expiring 04/06/22	Deutsche Bank AG	MXN	1,790	88,465	89,902	1,437	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	4,090	196,918	205,420	8,502	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	4,050	192,239	203,410	11,171	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	3,260	157,993	163,733	5,740	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	2,700	128,563	135,607	7,044	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	2,670	127,527	134,100	6,573	—
A40

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/12/22	JPMorgan Chase Bank, N.A.	MXN	678	$33,505	$34,041	$536	$—
Expiring 05/06/22	Citibank, N.A.	MXN	3,210	160,746	160,357	—	(389)
Expiring 05/19/22	BNP Paribas S.A.	MXN	25,236	1,232,482	1,257,575	25,093	—
Expiring 05/19/22	Goldman Sachs International	MXN	21,880	1,073,653	1,090,328	16,675	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	1,572	73,176	77,939	4,763	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	1,490	73,334	73,892	558	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	1,455	68,955	72,141	3,186	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	1,438	69,091	71,332	2,241	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	1,433	70,008	71,057	1,049	—
New Taiwanese Dollar,
Expiring 04/06/22	Bank of America, N.A.	TWD	35,450	1,239,597	1,237,504	—	(2,093)
Expiring 04/06/22	Citibank, N.A.	TWD	8,975	314,196	313,304	—	(892)
Expiring 04/06/22	Citibank, N.A.	TWD	6,255	219,320	218,353	—	(967)
Expiring 04/06/22	Deutsche Bank AG	TWD	17,865	629,271	623,640	—	(5,631)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	18,430	651,928	643,363	—	(8,565)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	17,865	626,403	623,640	—	(2,763)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	9,120	316,843	318,365	1,522	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	9,010	316,696	314,525	—	(2,171)
Expiring 04/15/22	JPMorgan Chase Bank, N.A.	TWD	2,006	69,681	70,066	385	—
Expiring 04/29/22	Goldman Sachs International	TWD	34,898	1,258,000	1,219,520	—	(38,480)
Expiring 04/29/22	Morgan Stanley & Co. International PLC	TWD	31,707	1,103,250	1,108,018	4,768	—
Expiring 04/29/22	Standard Chartered Bank	TWD	33,579	1,164,779	1,173,436	8,657	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	TWD	1,953	68,955	68,460	—	(495)
New Zealand Dollar,
Expiring 04/06/22	Citibank, N.A.	NZD	915	628,349	634,108	5,759	—
Expiring 04/06/22	Citibank, N.A.	NZD	485	328,331	336,111	7,780	—
Expiring 04/06/22	Citibank, N.A.	NZD	465	315,645	322,251	6,606	—
Expiring 04/06/22	Citibank, N.A.	NZD	455	317,065	315,321	—	(1,744)
Expiring 04/06/22	Citibank, N.A.	NZD	200	138,955	138,603	—	(352)
Expiring 04/06/22	Citibank, N.A.	NZD	78	54,284	54,055	—	(229)
Expiring 04/06/22	Deutsche Bank AG	NZD	465	314,833	322,251	7,418	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,160	784,600	803,897	19,297	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	965	652,949	668,759	15,810	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	475	324,077	329,182	5,105	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	475	327,509	329,181	1,672	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	455	316,990	315,322	—	(1,668)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	77	53,645	53,363	—	(282)
Expiring 05/06/22	Bank of America, N.A.	NZD	460	317,546	318,618	1,072	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NZD	1,443	984,214	998,448	14,234	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NZD	140	95,685	97,089	1,404	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NZD	83	57,045	57,428	383	—
Norwegian Krone,
Expiring 04/06/22	Citibank, N.A.	NOK	5,840	647,801	663,302	15,501	—
Expiring 04/06/22	Citibank, N.A.	NOK	5,820	651,796	661,030	9,234	—
Expiring 04/06/22	Citibank, N.A.	NOK	1,640	187,194	186,270	—	(924)
Expiring 04/06/22	Deutsche Bank AG	NOK	5,676	637,316	644,675	7,359	—
Expiring 04/06/22	Deutsche Bank AG	NOK	2,840	316,881	322,565	5,684	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	2,910	326,424	330,516	4,092	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	2,890	325,262	328,244	2,982	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	2,890	324,989	328,243	3,254	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	820	90,786	93,135	2,349	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	740	82,261	84,049	1,788	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	2,740	316,639	311,103	—	(5,536)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	830	96,471	94,239	—	(2,232)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NOK	2,107	234,062	239,238	5,176	—
A41

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NOK	1,201	$137,460	$136,374	$—	$(1,086)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NOK	1,156	127,339	131,274	3,935	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NOK	1,132	130,468	128,525	—	(1,943)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NOK	891	101,591	101,104	—	(487)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NOK	575	65,605	65,316	—	(289)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NOK	409	46,985	46,446	—	(539)
Peruvian Nuevo Sol,
Expiring 04/06/22	Citibank, N.A.	PEN	465	125,050	126,356	1,306	—
Expiring 04/06/22	Citibank, N.A.	PEN	262	70,459	71,195	736	—
Philippine Peso,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	10,160	195,588	196,331	743	—
Expiring 05/06/22	Bank of America, N.A.	PHP	6,520	125,529	125,630	101	—
Polish Zloty,
Expiring 04/06/22	Bank of America, N.A.	PLN	569	134,144	135,353	1,209	—
Expiring 04/06/22	Bank of America, N.A.	PLN	46	10,804	10,942	138	—
Expiring 04/06/22	Citibank, N.A.	PLN	1,735	402,738	412,719	9,981	—
Expiring 04/06/22	Citibank, N.A.	PLN	885	197,923	210,522	12,599	—
Expiring 04/06/22	Citibank, N.A.	PLN	480	114,699	114,181	—	(518)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PLN	865	197,741	205,765	8,024	—
Expiring 05/06/22	Credit Suisse International	PLN	5,337	1,277,016	1,265,867	—	(11,149)
Russian Ruble,
Expiring 04/01/22	JPMorgan Chase Bank, N.A.	RUB	2,331	23,461	28,670	5,209	—
Expiring 05/04/22	JPMorgan Chase Bank, N.A.	RUB	1,786	14,118	20,766	6,648	—
Singapore Dollar,
Expiring 04/06/22	Citibank, N.A.	SGD	104	76,763	76,730	—	(33)
Expiring 04/06/22	Deutsche Bank AG	SGD	156	115,150	115,095	—	(55)
Expiring 04/21/22	BNP Paribas S.A.	SGD	1,503	1,108,586	1,108,939	353	—
Expiring 04/21/22	HSBC Bank USA, N.A.	SGD	1,751	1,300,060	1,291,711	—	(8,349)
Expiring 04/21/22	HSBC Bank USA, N.A.	SGD	1,713	1,271,487	1,264,121	—	(7,366)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	213	156,432	156,922	490	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	95	70,074	70,338	264	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	19	13,937	13,993	56	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	15	10,944	10,988	44	—
South African Rand,
Expiring 04/06/22	Bank of America, N.A.	ZAR	5,030	326,563	343,968	17,405	—
Expiring 04/06/22	Bank of America, N.A.	ZAR	2,810	188,199	192,157	3,958	—
Expiring 04/06/22	Bank of America, N.A.	ZAR	2,810	190,145	192,157	2,012	—
Expiring 04/06/22	Citibank, N.A.	ZAR	30,691	1,974,422	2,098,751	124,329	—
Expiring 04/06/22	Citibank, N.A.	ZAR	3,120	201,401	213,356	11,955	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	4,950	321,581	338,497	16,916	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	4,950	321,220	338,497	17,277	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	2,910	188,870	198,996	10,126	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	1,880	125,914	128,560	2,646	—
Expiring 04/21/22	Citibank, N.A.	ZAR	19,345	1,250,338	1,320,357	70,019	—
Expiring 04/21/22	Morgan Stanley & Co. International PLC	ZAR	21,243	1,384,537	1,449,902	65,365	—
Expiring 05/06/22	Bank of America, N.A.	ZAR	1,860	126,080	126,699	619	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	2,037	133,595	138,010	4,415	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ZAR	442	28,902	29,934	1,032	—
South Korean Won,
Expiring 04/06/22	Bank of America, N.A.	KRW	390,740	315,673	321,686	6,013	—
Expiring 04/06/22	Bank of America, N.A.	KRW	387,800	317,220	319,266	2,046	—
Expiring 04/06/22	Citibank, N.A.	KRW	762,890	625,320	628,067	2,747	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	4,788,517	3,960,070	3,942,255	—	(17,815)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	400,070	324,587	329,366	4,779	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	388,500	318,547	319,841	1,294	—
A42

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	383,650	$314,287	$315,849	$1,562	$—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	167,150	136,027	137,610	1,583	—
Expiring 04/11/22	JPMorgan Chase Bank, N.A.	KRW	181,021	147,274	148,965	1,691	—
Expiring 04/11/22	JPMorgan Chase Bank, N.A.	KRW	180,914	151,128	148,876	—	(2,252)
Expiring 04/11/22	JPMorgan Chase Bank, N.A.	KRW	90,976	76,025	74,865	—	(1,160)
Expiring 04/11/22	JPMorgan Chase Bank, N.A.	KRW	84,715	70,000	69,713	—	(287)
Expiring 04/11/22	JPMorgan Chase Bank, N.A.	KRW	84,638	69,990	69,649	—	(341)
Expiring 04/28/22	Citibank, N.A.	KRW	1,430,692	1,153,598	1,176,941	23,343	—
Expiring 04/28/22	HSBC Bank USA, N.A.	KRW	1,633,971	1,359,990	1,344,166	—	(15,824)
Expiring 04/28/22	Morgan Stanley & Co. International PLC	KRW	1,522,472	1,268,443	1,252,442	—	(16,001)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	211,420	174,734	173,910	—	(824)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	KRW	34,817	28,731	28,641	—	(90)
Swedish Krona,
Expiring 04/06/22	Citibank, N.A.	SEK	7,275	749,883	773,816	23,933	—
Expiring 04/06/22	Citibank, N.A.	SEK	3,130	324,087	332,927	8,840	—
Expiring 04/06/22	Citibank, N.A.	SEK	1,480	157,712	157,423	—	(289)
Expiring 04/06/22	Deutsche Bank AG	SEK	1,610	161,251	171,250	9,999	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	5,980	624,511	636,072	11,561	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	3,210	323,062	341,437	18,375	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	3,180	323,735	338,246	14,511	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	2,950	313,533	313,781	248	—
Expiring 04/08/22	JPMorgan Chase Bank, N.A.	SEK	3,048	325,037	324,261	—	(776)
Expiring 04/08/22	JPMorgan Chase Bank, N.A.	SEK	1,061	117,270	112,835	—	(4,435)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	SEK	1,270	136,365	135,170	—	(1,195)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SEK	1,781	179,066	189,798	10,732	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SEK	1,438	154,642	153,226	—	(1,416)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SEK	1,038	108,509	110,567	2,058	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SEK	648	70,102	69,106	—	(996)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SEK	386	41,090	41,111	21	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SEK	262	27,948	27,972	24	—
Swiss Franc,
Expiring 04/06/22	Bank of America, N.A.	CHF	145	154,826	156,947	2,121	—
Expiring 04/06/22	Citibank, N.A.	CHF	590	628,167	638,612	10,445	—
Expiring 04/06/22	Citibank, N.A.	CHF	585	626,317	633,201	6,884	—
Expiring 04/06/22	Citibank, N.A.	CHF	300	323,619	324,718	1,099	—
Expiring 04/06/22	Citibank, N.A.	CHF	295	313,346	319,306	5,960	—
Expiring 04/06/22	Citibank, N.A.	CHF	185	196,669	200,243	3,574	—
Expiring 04/06/22	Citibank, N.A.	CHF	145	154,346	156,947	2,601	—
Expiring 04/06/22	Deutsche Bank AG	CHF	295	316,437	319,306	2,869	—
Expiring 04/06/22	Deutsche Bank AG	CHF	295	315,088	319,307	4,219	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	295	314,677	319,307	4,630	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	150	161,637	162,359	722	—
Expiring 04/13/22	Citibank, N.A.	CHF	1,163	1,250,545	1,258,591	8,046	—
Expiring 04/13/22	Morgan Stanley & Co. International PLC	CHF	1,216	1,316,467	1,316,464	—	(3)
Expiring 04/13/22	UBS AG	CHF	1,198	1,306,713	1,297,484	—	(9,229)
Expiring 05/06/22	Deutsche Bank AG	CHF	295	316,001	319,665	3,664	—
Expiring 05/06/22	Deutsche Bank AG	CHF	295	315,603	319,666	4,063	—
Expiring 05/06/22	Deutsche Bank AG	CHF	150	161,007	162,542	1,535	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	295	316,928	319,665	2,737	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CHF	235	254,845	255,453	608	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CHF	175	189,909	190,544	635	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CHF	95	103,289	103,522	233	—
Thai Baht,
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	14,788	444,485	444,750	265	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	11,853	356,267	356,479	212	—
A43

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	4,852	$148,167	$145,924	$—	$(2,243)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	13,735	409,516	413,554	4,038	—
Turkish Lira,
Expiring 04/06/22	Deutsche Bank AG	TRY	820	55,443	55,721	278	—
Expiring 06/14/22	JPMorgan Chase Bank, N.A.	TRY	1,803	172,000	116,037	—	(55,963)
Expiring 06/14/22	JPMorgan Chase Bank, N.A.	TRY	1,507	96,488	96,964	476	—
				$162,186,048	$162,934,880	1,859,827	(1,110,995)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/06/22	Bank of America, N.A.	AUD	425	$314,089	$318,048	$—	$(3,959)
Expiring 04/06/22	Citibank, N.A.	AUD	435	313,555	325,531	—	(11,976)
Expiring 04/06/22	Citibank, N.A.	AUD	430	317,102	321,789	—	(4,687)
Expiring 04/06/22	Citibank, N.A.	AUD	425	319,265	318,047	1,218	—
Expiring 04/06/22	Deutsche Bank AG	AUD	3,832	2,785,059	2,867,663	—	(82,604)
Expiring 04/06/22	Deutsche Bank AG	AUD	2,295	1,667,983	1,717,455	—	(49,472)
Expiring 04/06/22	Deutsche Bank AG	AUD	450	326,648	336,756	—	(10,108)
Expiring 04/06/22	Deutsche Bank AG	AUD	445	327,271	333,014	—	(5,743)
Expiring 04/06/22	Deutsche Bank AG	AUD	445	326,749	333,014	—	(6,265)
Expiring 04/06/22	Deutsche Bank AG	AUD	225	165,474	168,377	—	(2,903)
Expiring 04/06/22	Deutsche Bank AG	AUD	220	161,086	164,636	—	(3,550)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	920	668,120	688,479	—	(20,359)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	885	651,041	662,286	—	(11,245)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	450	328,568	336,756	—	(8,188)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	445	325,730	333,015	—	(7,285)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	435	316,436	325,531	—	(9,095)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	425	318,860	318,047	813	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	425	317,359	318,047	—	(688)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	210	156,813	157,153	—	(340)
Expiring 04/28/22	Citibank, N.A.	AUD	10,022	7,076,957	7,501,785	—	(424,828)
Expiring 04/28/22	HSBC Bank USA, N.A.	AUD	2,621	1,899,950	1,961,932	—	(61,982)
Expiring 04/28/22	The Bank of New York Mellon Corp.	AUD	8	6,265	6,254	11	—
Expiring 05/06/22	Deutsche Bank AG	AUD	210	157,619	157,219	400	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	AUD	420	315,039	314,437	602	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	AUD	155	111,813	116,406	—	(4,593)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	AUD	85	63,539	63,497	42	—
Brazilian Real,
Expiring 04/04/22	Citibank, N.A.	BRL	6,204	1,309,558	1,301,554	8,004	—
Expiring 04/04/22	Citibank, N.A.	BRL	5,977	1,261,516	1,253,806	7,710	—
Expiring 04/04/22	Citibank, N.A.	BRL	3,470	732,407	727,930	4,477	—
Expiring 04/04/22	Citibank, N.A.	BRL	2,775	534,192	582,135	—	(47,943)
Expiring 04/04/22	Citibank, N.A.	BRL	860	168,892	180,409	—	(11,517)
Expiring 04/04/22	Citibank, N.A.	BRL	585	116,071	122,720	—	(6,649)
Expiring 04/04/22	Citibank, N.A.	BRL	328	63,628	68,808	—	(5,180)
Expiring 04/04/22	Citibank, N.A.	BRL	327	63,456	68,598	—	(5,142)
Expiring 04/04/22	Deutsche Bank AG	BRL	1,940	398,603	406,970	—	(8,367)
Expiring 04/04/22	HSBC Bank USA, N.A.	BRL	6,260	1,236,433	1,313,277	—	(76,844)
Expiring 04/04/22	HSBC Bank USA, N.A.	BRL	5,921	1,234,041	1,242,083	—	(8,042)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	1,935	390,870	405,922	—	(15,052)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	318	66,964	66,763	201	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	156	29,975	32,673	—	(2,698)
A44

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/03/22	Citibank, N.A.	BRL	3,265	$680,918	$679,479	$1,439	$—
Expiring 05/03/22	Citibank, N.A.	BRL	1,905	397,621	396,450	1,171	—
Expiring 05/03/22	Citibank, N.A.	BRL	395	81,662	82,203	—	(541)
Expiring 05/03/22	HSBC Bank USA, N.A.	BRL	5,866	1,220,657	1,220,693	—	(36)
British Pound,
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	GBP	4,892	6,664,506	6,426,660	237,846	—
Expiring 04/06/22	Bank of America, N.A.	GBP	3,623	4,826,271	4,759,093	67,178	—
Expiring 04/06/22	Bank of America, N.A.	GBP	2,619	3,488,822	3,440,260	48,562	—
Expiring 04/06/22	Bank of America, N.A.	GBP	764	1,017,740	1,003,574	14,166	—
Expiring 04/06/22	Bank of America, N.A.	GBP	492	649,155	646,281	2,874	—
Expiring 04/06/22	Bank of America, N.A.	GBP	239	312,755	313,945	—	(1,190)
Expiring 04/06/22	Bank of America, N.A.	GBP	72	94,097	94,578	—	(481)
Expiring 04/06/22	Citibank, N.A.	GBP	485	631,365	637,085	—	(5,720)
Expiring 04/06/22	Citibank, N.A.	GBP	245	322,691	321,826	865	—
Expiring 04/06/22	Citibank, N.A.	GBP	155	205,401	203,605	1,796	—
Expiring 04/06/22	Deutsche Bank AG	GBP	488	648,132	641,026	7,106	—
Expiring 04/06/22	Deutsche Bank AG	GBP	245	322,509	321,826	683	—
Expiring 04/06/22	Deutsche Bank AG	GBP	238	313,354	312,632	722	—
Expiring 04/06/22	Deutsche Bank AG	GBP	238	315,425	312,631	2,794	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	443	591,537	581,915	9,622	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	246	329,262	323,140	6,122	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	245	322,499	321,827	672	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	237	311,229	311,318	—	(89)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	150	197,585	197,037	548	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	63	82,404	82,755	—	(351)
Expiring 05/06/22	Deutsche Bank AG	GBP	241	316,395	316,522	—	(127)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	113	148,392	148,411	—	(19)
Expiring 06/09/22	Citibank, N.A.	GBP	757	995,926	994,229	1,697	—
Expiring 06/09/22	Morgan Stanley & Co. International PLC	GBP	1,848	2,414,226	2,426,929	—	(12,703)
Expiring 06/09/22	The Bank of New York Mellon Corp.	GBP	189	246,734	247,960	—	(1,226)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	GBP	1,173	1,538,709	1,540,326	—	(1,617)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	GBP	275	359,987	360,517	—	(530)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	GBP	79	103,095	103,195	—	(100)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	GBP	77	101,591	100,791	800	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	GBP	53	69,843	69,677	166	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	GBP	29	37,727	37,797	—	(70)
Canadian Dollar,
Expiring 04/06/22	Bank of America, N.A.	CAD	7,318	5,766,655	5,853,633	—	(86,978)
Expiring 04/06/22	Bank of America, N.A.	CAD	400	320,325	319,958	367	—
Expiring 04/06/22	Bank of America, N.A.	CAD	206	161,398	164,779	—	(3,381)
Expiring 04/06/22	Bank of America, N.A.	CAD	190	151,170	151,980	—	(810)
Expiring 04/06/22	Citibank, N.A.	CAD	805	627,993	643,915	—	(15,922)
Expiring 04/06/22	Citibank, N.A.	CAD	400	314,785	319,958	—	(5,173)
Expiring 04/06/22	Citibank, N.A.	CAD	395	311,967	315,959	—	(3,992)
Expiring 04/06/22	Citibank, N.A.	CAD	200	158,681	159,979	—	(1,298)
Expiring 04/06/22	Citibank, N.A.	CAD	125	98,695	99,987	—	(1,292)
Expiring 04/06/22	Citibank, N.A.	CAD	115	90,489	91,988	—	(1,499)
Expiring 04/06/22	Deutsche Bank AG	CAD	830	653,196	663,913	—	(10,717)
Expiring 04/06/22	Deutsche Bank AG	CAD	200	158,846	159,978	—	(1,132)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	830	661,353	663,913	—	(2,560)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	210	165,628	167,978	—	(2,350)
Expiring 04/22/22	Morgan Stanley & Co. International PLC	CAD	5,958	4,685,618	4,765,068	—	(79,450)
Expiring 04/22/22	Morgan Stanley & Co. International PLC	CAD	742	584,745	593,397	—	(8,652)
Expiring 04/22/22	The Bank of New York Mellon Corp.	CAD	319	254,519	254,855	—	(336)
Expiring 04/26/22	JPMorgan Chase Bank, N.A.	CAD	253	199,922	202,713	—	(2,791)
A45

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 05/06/22	Bank of America, N.A.	CAD	121	$96,698	$96,774	$—	$(76)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	395	315,486	315,914	—	(428)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CAD	441	343,472	352,300	—	(8,828)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CAD	78	60,961	62,564	—	(1,603)
Chilean Peso,
Expiring 04/06/22	Bank of America, N.A.	CLP	149,500	191,962	189,826	2,136	—
Expiring 04/06/22	Bank of America, N.A.	CLP	132,700	168,081	168,494	—	(413)
Expiring 04/06/22	Citibank, N.A.	CLP	112,800	139,623	143,227	—	(3,604)
Expiring 04/27/22	JPMorgan Chase Bank, N.A.	CLP	54,837	67,595	69,357	—	(1,762)
Expiring 05/25/22	Citibank, N.A.	CLP	600,921	767,055	756,455	10,600	—
Expiring 05/25/22	Citibank, N.A.	CLP	335,570	423,626	422,425	1,201	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CLP	33,455	41,914	41,969	—	(55)
Chinese Renminbi,
Expiring 04/01/22	JPMorgan Chase Bank, N.A.	CNH	40,215	6,329,765	6,327,621	2,144	—
Expiring 04/06/22	Bank of America, N.A.	CNH	2,336	368,687	367,448	1,239	—
Expiring 04/06/22	Deutsche Bank AG	CNH	1,663	259,875	261,587	—	(1,712)
Expiring 04/06/22	Deutsche Bank AG	CNH	1,016	159,701	159,814	—	(113)
Expiring 04/06/22	Deutsche Bank AG	CNH	339	53,301	53,324	—	(23)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	750	117,136	117,973	—	(837)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CNH	2,336	367,137	366,740	397	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CNH	2,014	316,530	316,188	342	—
Expiring 05/18/22	BNP Paribas S.A.	CNH	7,925	1,242,808	1,243,299	—	(491)
Expiring 05/18/22	Citibank, N.A.	CNH	6,703	1,045,567	1,051,678	—	(6,111)
Expiring 05/18/22	Goldman Sachs International	CNH	1,238	193,513	194,172	—	(659)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CNH	897	139,897	140,571	—	(674)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CNH	884	137,876	138,421	—	(545)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CNH	449	70,081	70,334	—	(253)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CNH	448	69,881	70,216	—	(335)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CNH	446	69,930	69,869	61	—
Expiring 06/22/22	JPMorgan Chase Bank, N.A.	CNH	34,249	5,359,283	5,363,947	—	(4,664)
Colombian Peso,
Expiring 04/06/22	Citibank, N.A.	COP	636,523	162,089	168,561	—	(6,472)
Expiring 04/06/22	Citibank, N.A.	COP	425,800	110,626	112,758	—	(2,132)
Expiring 04/06/22	Citibank, N.A.	COP	315,070	83,907	83,436	471	—
Expiring 05/06/22	Citibank, N.A.	COP	636,523	168,835	167,893	942	—
Expiring 05/16/22	JPMorgan Chase Bank, N.A.	COP	488,732	123,230	128,727	—	(5,497)
Expiring 05/25/22	Citibank, N.A.	COP	4,493,013	1,184,998	1,181,902	3,096	—
Czech Koruna,
Expiring 04/06/22	Bank of America, N.A.	CZK	6,026	257,631	272,906	—	(15,275)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CZK	2,420	108,694	109,597	—	(903)
Expiring 04/26/22	JPMorgan Chase Bank, N.A.	CZK	2,069	93,685	93,481	204	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CZK	619	27,908	27,813	95	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CZK	617	27,878	27,710	168	—
Danish Krone,
Expiring 04/06/22	Deutsche Bank AG	DKK	2,935	438,721	436,558	2,163	—
Expiring 04/25/22	JPMorgan Chase Bank, N.A.	DKK	880	134,299	131,034	3,265	—
Euro,
Expiring 04/06/22	Bank of America, N.A.	EUR	312	346,503	345,206	1,297	—
Expiring 04/06/22	Bank of America, N.A.	EUR	136	149,706	150,474	—	(768)
Expiring 04/06/22	Bank of America, N.A.	EUR	91	100,261	100,685	—	(424)
Expiring 04/06/22	Bank of America, N.A.	EUR	1	1,100	1,106	—	(6)
Expiring 04/06/22	Citibank, N.A.	EUR	978	1,068,038	1,082,089	—	(14,051)
Expiring 04/06/22	Citibank, N.A.	EUR	596	660,109	659,433	676	—
Expiring 04/06/22	Citibank, N.A.	EUR	368	408,605	407,166	1,439	—
Expiring 04/06/22	Citibank, N.A.	EUR	298	327,243	329,716	—	(2,473)
A46

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/06/22	Citibank, N.A.	EUR	296	$327,035	$327,503	$—	$(468)
Expiring 04/06/22	Citibank, N.A.	EUR	290	318,458	320,864	—	(2,406)
Expiring 04/06/22	Citibank, N.A.	EUR	289	315,492	319,759	—	(4,267)
Expiring 04/06/22	Citibank, N.A.	EUR	284	312,343	314,226	—	(1,883)
Expiring 04/06/22	Citibank, N.A.	EUR	184	201,083	203,583	—	(2,500)
Expiring 04/06/22	Citibank, N.A.	EUR	173	191,743	191,412	331	—
Expiring 04/06/22	Citibank, N.A.	EUR	167	183,694	184,774	—	(1,080)
Expiring 04/06/22	Citibank, N.A.	EUR	160	177,984	177,029	955	—
Expiring 04/06/22	Citibank, N.A.	EUR	142	156,215	157,113	—	(898)
Expiring 04/06/22	Citibank, N.A.	EUR	142	157,863	157,113	750	—
Expiring 04/06/22	Deutsche Bank AG	EUR	290	318,348	320,865	—	(2,517)
Expiring 04/06/22	Deutsche Bank AG	EUR	287	315,424	317,545	—	(2,121)
Expiring 04/06/22	Deutsche Bank AG	EUR	284	311,576	314,226	—	(2,650)
Expiring 04/06/22	Deutsche Bank AG	EUR	283	312,765	313,120	—	(355)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	22,520	25,045,798	24,916,803	128,995	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	3,045	3,386,521	3,369,079	17,442	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,056	1,174,439	1,168,390	6,049	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	580	637,538	641,729	—	(4,191)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	568	626,639	628,453	—	(1,814)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	364	400,966	402,741	—	(1,775)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	291	326,347	321,971	4,376	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	289	317,323	319,758	—	(2,435)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	289	318,185	319,758	—	(1,573)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	205	225,702	226,819	—	(1,117)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	182	201,058	201,370	—	(312)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	160	176,145	177,029	—	(884)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	119	130,783	131,665	—	(882)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	95	104,407	105,111	—	(704)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	86	94,969	95,153	—	(184)
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	19,081	21,817,205	21,131,831	685,374	—
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	758	835,445	839,344	—	(3,899)
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	423	463,337	468,447	—	(5,110)
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	74	84,212	82,042	2,170	—
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	72	80,412	80,214	198	—
Expiring 05/05/22	JPMorgan Chase Bank, N.A.	EUR	31	34,486	34,780	—	(294)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	29,452	33,698,197	32,626,854	1,071,343	—
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	979	1,077,147	1,084,595	—	(7,448)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	545	604,234	604,027	207	—
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	421	468,136	466,353	1,783	—
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	169	193,567	187,280	6,287	—
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	132	144,267	145,912	—	(1,645)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	125	137,557	138,253	—	(696)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	99	109,462	109,758	—	(296)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	65	73,568	71,757	1,811	—
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	53	57,839	58,288	—	(449)
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	EUR	33	36,917	36,796	121	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	875	955,331	970,870	—	(15,539)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	269	296,615	298,201	—	(1,586)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	247	274,920	274,196	724	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	66	72,112	73,177	—	(1,065)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	64	70,478	71,048	—	(570)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	64	70,789	71,091	—	(302)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	64	70,574	70,907	—	(333)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	63	69,642	69,957	—	(315)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	EUR	2	2,731	2,773	—	(42)
A47

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 04/06/22	Bank of America, N.A.	HUF	34,857	$100,816	$104,879	$—	$(4,063)
Expiring 04/06/22	Bank of America, N.A.	HUF	10,647	30,794	32,035	—	(1,241)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	HUF	48,327	137,226	143,964	—	(6,738)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	HUF	9,740	28,249	29,015	—	(766)
Indian Rupee,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	INR	51,480	682,532	677,639	4,893	—
Expiring 04/07/22	Citibank, N.A.	INR	93,971	1,240,583	1,236,426	4,157	—
Expiring 04/07/22	Goldman Sachs International	INR	91,405	1,191,188	1,202,670	—	(11,482)
Expiring 04/07/22	Morgan Stanley & Co. International PLC	INR	87,997	1,160,914	1,157,828	3,086	—
Expiring 04/13/22	JPMorgan Chase Bank, N.A.	INR	21,490	282,871	282,470	401	—
Expiring 04/13/22	JPMorgan Chase Bank, N.A.	INR	18,532	247,692	243,586	4,106	—
Expiring 04/13/22	JPMorgan Chase Bank, N.A.	INR	5,665	73,798	74,465	—	(667)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	51,480	676,549	674,252	2,297	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	5,612	71,968	73,185	—	(1,217)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	5,388	69,887	70,261	—	(374)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	5,315	69,101	69,309	—	(208)
Indonesian Rupiah,
Expiring 04/06/22	Bank of America, N.A.	IDR	676,000	46,977	47,105	—	(128)
Expiring 04/06/22	Bank of America, N.A.	IDR	676,000	46,997	47,105	—	(108)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	10,895,897	758,873	759,247	—	(374)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	1,051,000	73,414	73,235	179	—
Expiring 04/28/22	Standard Chartered Bank	IDR	18,909,303	1,310,598	1,317,185	—	(6,587)
Expiring 04/28/22	Standard Chartered Bank	IDR	5,584,100	386,443	388,977	—	(2,534)
Expiring 04/28/22	UBS AG	IDR	17,868,820	1,241,925	1,244,706	—	(2,781)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	IDR	10,895,897	760,250	758,804	1,446	—
Expiring 05/13/22	JPMorgan Chase Bank, N.A.	IDR	7,065,043	491,677	491,906	—	(229)
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	IDR	3,555,471	245,598	247,406	—	(1,808)
Israeli Shekel,
Expiring 04/06/22	Bank of America, N.A.	ILS	1,166	360,712	365,419	—	(4,707)
Expiring 04/21/22	JPMorgan Chase Bank, N.A.	ILS	331	104,135	103,703	432	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	225	70,092	70,688	—	(596)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	62	18,936	19,426	—	(490)
Japanese Yen,
Expiring 04/06/22	Bank of America, N.A.	JPY	37,400	322,256	307,241	15,015	—
Expiring 04/06/22	Citibank, N.A.	JPY	2,197,285	19,065,545	18,050,726	1,014,819	—
Expiring 04/06/22	Citibank, N.A.	JPY	75,800	655,284	622,698	32,586	—
Expiring 04/06/22	Citibank, N.A.	JPY	18,400	155,028	151,157	3,871	—
Expiring 04/06/22	Citibank, N.A.	JPY	12,700	110,087	104,331	5,756	—
Expiring 04/06/22	Deutsche Bank AG	JPY	38,300	313,402	314,635	—	(1,233)
Expiring 04/06/22	Deutsche Bank AG	JPY	37,300	312,276	306,420	5,856	—
Expiring 04/06/22	Deutsche Bank AG	JPY	37,000	310,966	303,956	7,010	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	73,900	621,829	607,089	14,740	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	37,900	327,797	311,349	16,448	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	36,900	315,757	303,134	12,623	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	29,200	252,100	239,879	12,221	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	18,700	161,596	153,621	7,975	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	18,600	160,330	152,799	7,531	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	18,400	157,201	151,156	6,045	—
Expiring 04/11/22	JPMorgan Chase Bank, N.A.	JPY	1,045,084	9,072,825	8,586,229	486,596	—
Expiring 04/22/22	JPMorgan Chase Bank, N.A.	JPY	1,297,085	11,278,515	10,659,049	619,466	—
Expiring 04/22/22	JPMorgan Chase Bank, N.A.	JPY	15,034	127,466	123,547	3,919	—
Expiring 04/28/22	Morgan Stanley & Co. International PLC	JPY	286,264	2,347,881	2,352,726	—	(4,845)
Expiring 04/28/22	Standard Chartered Bank	JPY	1,644,442	14,312,627	13,515,210	797,417	—
Expiring 06/13/22	JPMorgan Chase Bank, N.A.	JPY	216,240	1,795,406	1,779,780	15,626	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	JPY	47,009	407,696	386,938	20,758	—
A48

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	JPY	22,805	$193,113	$187,714	$5,399	$—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	JPY	16,323	137,890	134,357	3,533	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	JPY	8,246	70,044	67,871	2,173	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	JPY	8,146	68,964	67,053	1,911	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	JPY	8,129	69,015	66,908	2,107	—
Expiring 06/16/22	JPMorgan Chase Bank, N.A.	JPY	394,097	3,409,034	3,244,015	165,019	—
Malaysian Ringgit,
Expiring 04/06/22	Deutsche Bank AG	MYR	2,670	635,699	633,022	2,677	—
Expiring 06/16/22	Barclays Bank PLC	MYR	2,452	578,092	580,413	—	(2,321)
Mexican Peso,
Expiring 04/06/22	Bank of America, N.A.	MXN	3,880	188,414	194,873	—	(6,459)
Expiring 04/06/22	Bank of America, N.A.	MXN	3,820	187,978	191,858	—	(3,880)
Expiring 04/06/22	Bank of America, N.A.	MXN	3,810	189,954	191,357	—	(1,403)
Expiring 04/06/22	Bank of America, N.A.	MXN	2,570	124,930	129,078	—	(4,148)
Expiring 04/06/22	Citibank, N.A.	MXN	18,140	870,350	911,078	—	(40,728)
Expiring 04/06/22	Citibank, N.A.	MXN	7,930	390,249	398,282	—	(8,033)
Expiring 04/06/22	Citibank, N.A.	MXN	4,420	211,538	221,994	—	(10,456)
Expiring 04/06/22	Citibank, N.A.	MXN	3,210	155,882	161,221	—	(5,339)
Expiring 04/06/22	Citibank, N.A.	MXN	2,990	142,744	150,172	—	(7,428)
Expiring 04/06/22	Citibank, N.A.	MXN	2,820	132,817	141,634	—	(8,817)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	6,770	321,158	340,022	—	(18,864)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	4,050	193,359	203,410	—	(10,051)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	3,820	187,793	191,859	—	(4,066)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	3,810	189,508	191,356	—	(1,848)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	MXN	2,520	125,869	125,888	—	(19)
New Taiwanese Dollar,
Expiring 04/06/22	Bank of America, N.A.	TWD	18,365	647,544	641,094	6,450	—
Expiring 04/06/22	Bank of America, N.A.	TWD	17,085	609,417	596,411	13,006	—
Expiring 04/06/22	Citibank, N.A.	TWD	8,860	311,785	309,289	2,496	—
Expiring 04/06/22	Citibank, N.A.	TWD	6,370	222,743	222,367	376	—
Expiring 04/06/22	Deutsche Bank AG	TWD	8,990	314,358	313,827	531	—
Expiring 04/06/22	Deutsche Bank AG	TWD	8,875	314,493	309,812	4,681	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	20,090	702,497	701,311	1,186	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	18,280	650,534	638,127	12,407	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	9,520	340,718	332,329	8,389	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	6,535	233,953	228,127	5,826	—
Expiring 04/15/22	JPMorgan Chase Bank, N.A.	TWD	7,179	252,065	250,695	1,370	—
Expiring 04/15/22	JPMorgan Chase Bank, N.A.	TWD	3,585	129,198	125,201	3,997	—
Expiring 04/29/22	Goldman Sachs International	TWD	32,379	1,135,214	1,131,484	3,730	—
Expiring 04/29/22	HSBC Bank USA, N.A.	TWD	33,102	1,164,691	1,156,762	7,929	—
Expiring 04/29/22	Standard Chartered Bank	TWD	34,763	1,245,287	1,214,811	30,476	—
Expiring 05/06/22	Bank of America, N.A.	TWD	9,065	317,291	316,905	386	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	TWD	9,120	317,228	318,827	—	(1,599)
New Zealand Dollar,
Expiring 04/06/22	Bank of America, N.A.	NZD	460	312,727	318,787	—	(6,060)
Expiring 04/06/22	Citibank, N.A.	NZD	460	316,572	318,786	—	(2,214)
Expiring 04/06/22	Citibank, N.A.	NZD	240	163,665	166,323	—	(2,658)
Expiring 04/06/22	Citibank, N.A.	NZD	230	155,838	159,394	—	(3,556)
Expiring 04/06/22	Citibank, N.A.	NZD	135	92,236	93,557	—	(1,321)
Expiring 04/06/22	Deutsche Bank AG	NZD	475	324,711	329,181	—	(4,470)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,738	1,175,547	1,204,459	—	(28,912)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	965	652,012	668,759	—	(16,747)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	965	657,437	668,758	—	(11,321)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	760	529,272	526,691	2,581	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	485	328,943	336,112	—	(7,169)
A49

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	475	$324,585	$329,181	$—	$(4,596)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	470	320,295	325,717	—	(5,422)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	465	315,780	322,251	—	(6,471)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	465	315,575	322,252	—	(6,677)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	355	242,556	246,020	—	(3,464)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	240	162,708	166,323	—	(3,615)
Expiring 05/06/22	Bank of America, N.A.	NZD	920	636,294	637,237	—	(943)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NZD	455	316,672	315,155	1,517	—
Expiring 05/12/22	JPMorgan Chase Bank, N.A.	NZD	73	50,611	50,469	142	—
Expiring 06/10/22	Standard Chartered Bank	NZD	3,390	2,307,537	2,346,797	—	(39,260)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NZD	585	398,461	405,229	—	(6,768)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NZD	127	87,224	87,741	—	(517)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NZD	100	69,418	69,280	138	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NZD	100	68,676	69,153	—	(477)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NZD	78	54,155	54,144	11	—
Norwegian Krone,
Expiring 04/06/22	Bank of America, N.A.	NOK	2,910	324,617	330,515	—	(5,898)
Expiring 04/06/22	Citibank, N.A.	NOK	2,950	328,221	335,058	—	(6,837)
Expiring 04/06/22	Citibank, N.A.	NOK	2,910	323,701	330,515	—	(6,814)
Expiring 04/06/22	Citibank, N.A.	NOK	1,915	218,432	217,505	927	—
Expiring 04/06/22	Deutsche Bank AG	NOK	3,819	428,807	433,759	—	(4,952)
Expiring 04/06/22	Deutsche Bank AG	NOK	2,780	316,159	315,751	408	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	6,630	749,163	753,030	—	(3,867)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	2,950	327,870	335,059	—	(7,189)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	2,950	328,235	335,059	—	(6,824)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	689	77,793	78,256	—	(463)
Expiring 04/25/22	JPMorgan Chase Bank, N.A.	NOK	1,001	115,074	113,632	1,442	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	2,740	319,473	311,103	8,370	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NOK	1,299	144,446	147,502	—	(3,056)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NOK	478	52,772	54,254	—	(1,482)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	NOK	385	43,683	43,761	—	(78)
Expiring 06/17/22	The Bank of New York Mellon Corp.	NOK	4	495	494	1	—
Peruvian Nuevo Sol,
Expiring 04/06/22	Citibank, N.A.	PEN	465	123,621	126,357	—	(2,736)
Expiring 04/06/22	Citibank, N.A.	PEN	262	69,653	71,194	—	(1,541)
Expiring 05/06/22	Citibank, N.A.	PEN	465	124,715	126,014	—	(1,299)
Expiring 05/06/22	Citibank, N.A.	PEN	262	70,270	71,002	—	(732)
Philippine Peso,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	6,860	130,966	132,562	—	(1,596)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	3,300	64,279	63,769	510	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	PHP	10,160	194,987	195,768	—	(781)
Polish Zloty,
Expiring 04/06/22	Bank of America, N.A.	PLN	1,710	396,061	406,773	—	(10,712)
Expiring 04/06/22	Bank of America, N.A.	PLN	1,680	394,094	399,636	—	(5,542)
Expiring 04/06/22	Bank of America, N.A.	PLN	840	195,823	199,818	—	(3,995)
Expiring 04/06/22	Bank of America, N.A.	PLN	840	194,324	199,819	—	(5,495)
Expiring 04/06/22	Citibank, N.A.	PLN	946	217,197	225,034	—	(7,837)
Expiring 04/06/22	Citibank, N.A.	PLN	631	144,874	150,101	—	(5,227)
Expiring 05/06/22	Bank of America, N.A.	PLN	375	89,266	88,938	328	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	PLN	5,069	1,171,033	1,202,198	—	(31,165)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	PLN	487	121,768	115,427	6,341	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	PLN	5,215	1,307,960	1,236,720	71,240	—
Russian Ruble,
Expiring 05/04/22	JPMorgan Chase Bank, N.A.	RUB	4,117	53,365	47,868	5,497	—
A50

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 04/06/22	Citibank, N.A.	SGD	584	$430,607	$430,869	$—	$(262)
Expiring 04/06/22	Citibank, N.A.	SGD	449	331,066	331,267	—	(201)
Expiring 04/21/22	JPMorgan Chase Bank, N.A.	SGD	1,793	1,324,346	1,323,132	1,214	—
Expiring 04/29/22	JPMorgan Chase Bank, N.A.	SGD	387	288,049	285,603	2,446	—
South African Rand,
Expiring 04/06/22	Bank of America, N.A.	ZAR	4,990	324,349	341,233	—	(16,884)
Expiring 04/06/22	Bank of America, N.A.	ZAR	1,860	127,093	127,193	—	(100)
Expiring 04/06/22	Deutsche Bank AG	ZAR	3,050	199,188	208,569	—	(9,381)
Expiring 04/06/22	Deutsche Bank AG	ZAR	2,950	194,373	201,731	—	(7,358)
Expiring 04/06/22	Deutsche Bank AG	ZAR	2,950	194,213	201,731	—	(7,518)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	10,150	662,641	694,090	—	(31,449)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	10,050	653,594	687,252	—	(33,658)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	2,020	132,128	138,135	—	(6,007)
Expiring 04/21/22	BNP Paribas S.A.	ZAR	19,533	1,324,223	1,333,139	—	(8,916)
Expiring 04/21/22	Goldman Sachs International	ZAR	20,982	1,328,544	1,432,050	—	(103,506)
South Korean Won,
Expiring 04/06/22	Bank of America, N.A.	KRW	383,850	315,174	316,014	—	(840)
Expiring 04/06/22	Bank of America, N.A.	KRW	377,610	311,046	310,876	170	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	4,788,517	3,981,274	3,942,256	39,018	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	399,330	324,976	328,758	—	(3,782)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	384,910	317,924	316,886	1,038	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	384,910	317,661	316,886	775	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	378,910	311,629	311,946	—	(317)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	211,420	174,843	174,056	787	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	197,300	164,039	162,431	1,608	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	130,048	107,951	107,065	886	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	32,512	26,981	26,766	215	—
Expiring 04/11/22	JPMorgan Chase Bank, N.A.	KRW	387,040	322,821	318,500	4,321	—
Expiring 04/11/22	JPMorgan Chase Bank, N.A.	KRW	174,212	144,878	143,361	1,517	—
Expiring 04/11/22	JPMorgan Chase Bank, N.A.	KRW	88,138	72,945	72,529	416	—
Expiring 04/11/22	JPMorgan Chase Bank, N.A.	KRW	81,395	67,017	66,981	36	—
Expiring 04/28/22	Bank of America, N.A.	KRW	3,454,086	2,902,715	2,841,461	61,254	—
Expiring 04/28/22	HSBC Bank USA, N.A.	KRW	1,509,539	1,259,949	1,241,803	18,146	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	4,788,517	3,957,616	3,938,946	18,670	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	387,950	316,500	319,120	—	(2,620)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	384,030	316,752	315,896	856	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	KRW	84,193	69,101	69,260	—	(159)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	KRW	34,414	27,980	28,310	—	(330)
Swedish Krona,
Expiring 04/06/22	Citibank, N.A.	SEK	3,584	369,427	381,218	—	(11,791)
Expiring 04/06/22	Citibank, N.A.	SEK	2,132	226,128	226,773	—	(645)
Expiring 04/06/22	Citibank, N.A.	SEK	1,128	119,368	119,981	—	(613)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	6,390	653,841	679,682	—	(25,841)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	3,230	329,396	343,563	—	(14,167)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	3,130	323,311	332,928	—	(9,617)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	3,080	321,008	327,609	—	(6,601)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	3,080	320,393	327,609	—	(7,216)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	1,530	157,761	162,741	—	(4,980)
Expiring 04/08/22	JPMorgan Chase Bank, N.A.	SEK	3,926	415,210	417,610	—	(2,400)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	SEK	1,160	125,277	123,462	1,815	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SEK	1,393	141,709	148,430	—	(6,721)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SEK	950	102,504	101,233	1,271	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SEK	649	69,084	69,212	—	(128)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SEK	331	35,198	35,270	—	(72)
Expiring 06/17/22	JPMorgan Chase Bank, N.A.	SEK	10,871	1,153,107	1,158,553	—	(5,446)
A51

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 06/17/22	The Bank of New York Mellon Corp.	SEK	9	$922	$927	$—	$(5)
Swiss Franc,
Expiring 04/06/22	Bank of America, N.A.	CHF	679	739,345	734,945	4,400	—
Expiring 04/06/22	Bank of America, N.A.	CHF	489	532,459	529,290	3,169	—
Expiring 04/06/22	Citibank, N.A.	CHF	295	316,731	319,306	—	(2,575)
Expiring 04/06/22	Citibank, N.A.	CHF	295	316,679	319,306	—	(2,627)
Expiring 04/06/22	Citibank, N.A.	CHF	150	163,542	162,359	1,183	—
Expiring 04/06/22	Deutsche Bank AG	CHF	295	315,756	319,306	—	(3,550)
Expiring 04/06/22	Deutsche Bank AG	CHF	290	310,498	313,894	—	(3,396)
Expiring 04/06/22	Deutsche Bank AG	CHF	290	311,775	313,894	—	(2,119)
Expiring 04/06/22	Deutsche Bank AG	CHF	145	155,887	156,947	—	(1,060)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	600	652,525	649,437	3,088	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	495	539,074	535,786	3,288	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	295	313,876	319,306	—	(5,430)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	290	311,039	313,895	—	(2,856)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	290	310,279	313,895	—	(3,616)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	150	163,317	162,359	958	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	150	163,261	162,359	902	—
Expiring 04/13/22	Citibank, N.A.	CHF	1,193	1,298,312	1,291,503	6,809	—
Expiring 04/13/22	Credit Suisse International	CHF	1,164	1,258,637	1,260,118	—	(1,481)
Expiring 04/13/22	UBS AG	CHF	1,219	1,333,650	1,319,697	13,953	—
Expiring 04/25/22	JPMorgan Chase Bank, N.A.	CHF	574	630,106	621,204	8,902	—
Expiring 05/06/22	Citibank, N.A.	CHF	295	319,879	319,666	213	—
Expiring 05/06/22	Citibank, N.A.	CHF	150	162,731	162,542	189	—
Expiring 05/06/22	Deutsche Bank AG	CHF	590	634,210	639,331	—	(5,121)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	295	319,426	319,666	—	(240)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	145	156,999	157,124	—	(125)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CHF	110	117,747	119,283	—	(1,536)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CHF	73	79,587	79,739	—	(152)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CHF	65	70,894	71,056	—	(162)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CHF	48	51,145	51,754	—	(609)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CHF	43	46,685	46,778	—	(93)
Thai Baht,
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	11,853	361,959	356,479	5,480	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	5,220	157,911	156,992	919	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	4,400	133,495	132,330	1,165	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	3,820	115,060	114,886	174	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	3,370	100,717	101,353	—	(636)
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	2,830	87,131	85,113	2,018	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	THB	14,788	444,618	444,853	—	(235)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	THB	11,853	356,374	356,562	—	(188)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	22,795	687,960	686,324	1,636	—
Expiring 06/16/22	The Bank of New York Mellon Corp.	THB	13,872	418,223	417,700	523	—
Turkish Lira,
Expiring 04/06/22	Deutsche Bank AG	TRY	2,950	196,634	200,460	—	(3,826)
Expiring 05/06/22	Deutsche Bank AG	TRY	2,950	190,402	195,396	—	(4,994)
Expiring 05/06/22	Deutsche Bank AG	TRY	2,935	193,985	194,401	—	(416)
Expiring 06/14/22	JPMorgan Chase Bank, N.A.	TRY	3,310	343,000	213,001	129,999	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	TRY	1,852	111,714	119,097	—	(7,383)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	TRY	461	27,898	29,671	—	(1,773)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	TRY	448	27,953	28,810	—	(857)
				$352,570,427	$348,512,898	6,249,736	(2,192,207)
						$8,109,563	$(3,303,202)
A52

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
06/15/22	Buy	AUD	93	EUR	63	$—	$(376)	JPMorgan Chase Bank, N.A.
06/15/22	Buy	AUD	99	EUR	66	923	—	JPMorgan Chase Bank, N.A.
06/15/22	Buy	CAD	87	EUR	63	—	(5)	JPMorgan Chase Bank, N.A.
06/15/22	Buy	CHF	66	EUR	64	265	—	JPMorgan Chase Bank, N.A.
06/15/22	Buy	EUR	63	CAD	88	—	(329)	JPMorgan Chase Bank, N.A.
06/15/22	Buy	EUR	65	SEK	693	—	(1,728)	JPMorgan Chase Bank, N.A.
06/15/22	Buy	EUR	66	CHF	67	869	—	JPMorgan Chase Bank, N.A.
06/15/22	Buy	EUR	66	CHF	67	348	—	JPMorgan Chase Bank, N.A.
06/15/22	Buy	EUR	66	SEK	718	—	(3,340)	JPMorgan Chase Bank, N.A.
06/15/22	Buy	EUR	66	CZK	1,722	—	(3,970)	JPMorgan Chase Bank, N.A.
06/15/22	Buy	NOK	599	EUR	63	—	(1,762)	JPMorgan Chase Bank, N.A.
06/15/22	Buy	NOK	605	EUR	62	—	(101)	JPMorgan Chase Bank, N.A.
06/15/22	Buy	NOK	613	EUR	64	—	(1,390)	JPMorgan Chase Bank, N.A.
06/15/22	Buy	NZD	699	AUD	640	3,680	—	JPMorgan Chase Bank, N.A.
06/15/22	Buy	SEK	647	EUR	62	193	—	JPMorgan Chase Bank, N.A.
06/15/22	Buy	SEK	657	EUR	63	260	—	JPMorgan Chase Bank, N.A.
06/15/22	Buy	SEK	675	EUR	64	911	—	JPMorgan Chase Bank, N.A.
06/15/22	Buy	SEK	689	EUR	65	1,034	—	JPMorgan Chase Bank, N.A.
						$8,483	$(13,001)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Saudi Arabia	12/20/26	1.000%(Q)		570	0.470%	$12,306	$13,735	$1,429
Republic of Brazil	06/20/27	1.000%(Q)		540	2.069%	(30,019)	(27,176)	2,843
Republic of Indonesia	06/20/24	1.000%(Q)		160	0.328%	457	2,405	1,948
Republic of Indonesia	06/20/27	1.000%(Q)		690	0.842%	1,311	5,520	4,209
Republic of South Africa	12/20/26	1.000%(Q)		490	1.943%	(26,722)	(19,907)	6,815
Republic of Turkey	12/20/26	1.000%(Q)		180	5.474%	(33,479)	(30,999)	2,480
State of Qatar	06/20/24	1.000%(Q)		340	0.231%	3,450	5,841	2,391
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR	125	0.631%	1,099	1,182	83
United Mexican States	06/20/27	1.000%(Q)		490	1.009%	(6,593)	(57)	6,536
						$(78,190)	$(49,456)	$28,734

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
iTraxx.EUR.36.V1	12/20/26	1.000%(Q)	EUR	3,250	$(58,006)	$(58,392)	$(386)
iTraxx.XO.36.V1	12/20/26	5.000%(Q)	EUR	1,980	(132,482)	(177,426)	(44,944)
					$(190,488)	$(235,818)	$(45,330)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.28.V1	06/20/22	1.000%(Q)	2,025	0.221%	$3,161	$4,164	$1,003
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	2,975	0.552%	28,748	42,382	13,634
A53

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreements outstanding at March 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)		20,500	0.613%	$347,790	$357,375	$9,585
iTraxx Asia 37.V1	06/21/27	1.000%(Q)		2,920	1.003%	(10,975)	427	11,402
iTraxx Europe 36.V1	12/20/26	1.000%(Q)	EUR	1,420	0.654%	22,028	25,512	3,484
						$390,752	$429,860	$39,108

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	549	*	$(130,961)	$(41,028)	$(89,933)	Deutsche Bank AG
CMBX.NA.BBB.8	10/17/57	3.000%(M)	300	*	(38,891)	(54,702)	15,811	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.10	11/17/59	3.000%(M)	800	*	(88,865)	(123,732)	34,867	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.11	11/18/54	3.000%(M)	700	*	(55,729)	(77,990)	22,261	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.11	11/18/54	3.000%(M)	150	*	(11,941)	(31,634)	19,693	Morgan Stanley & Co. International PLC
					$(326,387)	$(329,086)	$2,699
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
A54

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	755	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$(3,892)	$—	$(3,892)	JPMorgan Chase Bank, N.A.
EUR	175	03/15/32	2.608%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,994	—	1,994	JPMorgan Chase Bank, N.A.
EUR	175	03/15/32	2.705%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(221)	—	(221)	JPMorgan Chase Bank, N.A.
					$(2,119)	$—	$(2,119)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	4,200	03/14/24	2.480%(Q)	3 Month BBSW(2)(Q)	$—	$(19,937)	$(19,937)
AUD	12,120	03/16/27	1.250%(S)	6 Month BBSW(2)(S)	(331,570)	(708,665)	(377,095)
AUD	946	03/20/27	1.375%(S)	6 Month BBSW(2)(S)	466	(39,508)	(39,974)
AUD	1,292	06/15/27	1.844%(S)	6 Month BBSW(2)(S)	2,070	(55,471)	(57,541)
AUD	1,390	03/16/32	2.000%(S)	6 Month BBSW(2)(S)	979	(96,740)	(97,719)
AUD	300	06/15/32	2.031%(S)	6 Month BBSW(2)(S)	628	(21,769)	(22,397)
AUD	668	06/16/32	2.438%(S)	6 Month BBSW(1)(S)	812	16,028	15,216
BRL	35,240	01/02/23	5.800%(T)	1 Day BROIS(1)(T)	37,020	353,778	316,758
BRL	500	01/02/23	10.565%(T)	1 Day BROIS(2)(T)	—	(890)	(890)
BRL	600	01/02/23	12.400%(T)	1 Day BROIS(2)(T)	(23)	1,033	1,056
BRL	58,965	01/02/24	7.370%(T)	1 Day BROIS(2)(T)	38,091	(723,477)	(761,568)
BRL	2,897	01/02/24	9.200%(T)	1 Day BROIS(2)(T)	(8,214)	(20,512)	(12,298)
BRL	2,740	01/02/24	12.300%(T)	1 Day BROIS(2)(T)	1,341	6,619	5,278
BRL	4,040	01/02/25	12.060%(T)	1 Day BROIS(2)(T)	649	10,796	10,147
BRL	25,385	01/04/27	8.495%(T)	1 Day BROIS(1)(T)	(48,267)	340,960	389,227
BRL	430	01/04/27	11.230%(T)	1 Day BROIS(2)(T)	569	734	165
CAD	2,020	03/18/24	1.000%(S)	3 Month CDOR(1)(S)	31,133	53,068	21,935
CAD	7,530	03/22/24	2.500%(S)	3 Month CDOR(2)(S)	(6,473)	(23,111)	(16,638)
CAD	2,220	12/18/25	2.070%(S)	3 Month CDOR(2)(S)	(8,094)	(28,853)	(20,759)
CAD	1,090	03/16/27	1.750%(S)	3 Month CDOR(1)(S)	14,413	41,461	27,048
CAD	563	06/15/27	2.031%(S)	3 Month CDOR(1)(S)	7,528	17,267	9,739
CAD	865	06/19/27	2.219%(S)	3 Month CDOR(1)(S)	189	10,862	10,673
CAD	1,810	12/18/28	1.960%(S)	3 Month CDOR(1)(S)	19,008	58,323	39,315
CAD	4,880	03/16/32	2.000%(S)	3 Month CDOR(2)(S)	(198,861)	(293,661)	(94,800)
CAD	273	06/15/32	2.094%(S)	3 Month CDOR(2)(S)	1,320	(15,595)	(16,915)
A55

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	510	12/19/33	2.100%(S)	3 Month CDOR(2)(S)	$2,040	$(29,874)	$(31,914)
CAD	550	12/15/51	2.250%(S)	3 Month CDOR(2)(S)	(23,048)	(53,127)	(30,079)
CHF	970	03/16/27	(0.250)%(A)	1 Day SARON(1)(A)	42,595	39,923	(2,672)
CHF	5,420	03/16/32	0.250%(A)	1 Day SARON(2)(A)	(176,628)	(353,828)	(177,200)
CHF	3,190	03/17/32	0.500%(A)	1 Day SARON(2)(A)	(46,321)	(122,623)	(76,302)
CNH	4,630	03/18/24	2.250%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,124	218	(1,906)
CNH	17,520	06/17/24	2.250%(Q)	7 Day China Fixing Repo Rates(2)(Q)	6,682	(232)	(6,914)
CNH	10,590	03/17/26	2.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,917	21,923	20,006
CNH	84,320	05/14/26	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	174,202	174,202
CNH	2,460	06/15/27	2.250%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,837)	(3,703)	(1,866)
EUR	5,360	03/18/24	(0.500)%(A)	6 Month EURIBOR(1)(S)	58,969	116,473	57,504
EUR	7,600	03/18/24	0.250%(A)	3 Month EURIBOR(1)(Q)	43,235	47,244	4,009
EUR	1,550	06/17/24	0.250%(A)	1 Day EuroSTR(2)(A)	(9,323)	(8,469)	854
EUR	7,110	03/17/25	(0.250)%(A)	6 Month EURIBOR(2)(S)	(23,467)	(237,896)	(214,429)
EUR	900	03/16/27	(0.250)%(A)	6 Month EURIBOR(2)(S)	(42,261)	(59,294)	(17,033)
EUR	140	03/16/27	(0.250)%(A)	1 Day EuroSTR(2)(A)	(920)	(7,347)	(6,427)
EUR	574	03/20/27	0.125%(A)	6 Month EURIBOR(2)(S)	78	(21,651)	(21,729)
EUR	377	06/15/27	(0.063)%(A)	6 Month EURIBOR(1)(S)	82	22,735	22,653
EUR	1,190	03/16/29	0.000%(A)	6 Month EURIBOR(1)(S)	(565)	94,756	95,321
EUR	130	03/17/31	0.250%(A)	6 Month EURIBOR(2)(S)	2,056	(11,108)	(13,164)
EUR	1,080	03/16/32	0.250%(A)	6 Month EURIBOR(2)(S)	(110,443)	(106,594)	3,849
EUR	7,860	03/17/32	0.500%(A)	6 Month EURIBOR(2)(S)	(226,136)	(369,463)	(143,327)
EUR	172	06/15/32	0.188%(A)	6 Month EURIBOR(1)(S)	(728)	18,995	19,723
EUR	70	03/16/34	0.250%(A)	6 Month EURIBOR(2)(S)	294	(8,708)	(9,002)
EUR	410	03/16/37	0.500%(A)	6 Month EURIBOR(1)(S)	(13,159)	49,278	62,437
EUR	410	03/17/42	0.500%(A)	6 Month EURIBOR(2)(S)	15,051	(59,530)	(74,581)
GBP	2,600	03/18/24	0.250%(A)	1 Day SONIA(2)(A)	(109,809)	(114,932)	(5,123)
GBP	1,410	06/17/24	2.000%(A)	1 Day SONIA(1)(A)	5,723	5,207	(516)
GBP	990	03/17/25	0.500%(A)	1 Day SONIA(2)(A)	(55,233)	(56,080)	(847)
GBP	530	12/20/26	0.719%(A)	1 Day SONIA(1)(A)	(987)	22,405	23,392
GBP	2,710	03/16/27	0.500%(A)	1 Day SONIA(1)(A)	112,565	230,993	118,428
GBP	335	06/15/27	0.875%(A)	1 Day SONIA(1)(A)	(973)	21,425	22,398
GBP	830	06/17/30	0.308%(A)	1 Day SONIA(2)(A)	(25,582)	(113,487)	(87,905)
GBP	800	01/27/31	1.000%(A)	1 Day SONIA(2)(A)	10,253	(21,107)	(31,360)
GBP	348	12/16/31	1.063%(A)	1 Day SONIA(1)(A)	(301)	7,089	7,390
GBP	6,030	03/16/32	0.750%(A)	1 Day SONIA(1)(A)	557,411	649,174	91,763
GBP	1,230	03/17/32	1.000%(A)	1 Day SONIA(1)(A)	27,149	29,008	1,859
GBP	156	06/15/32	0.750%(A)	1 Day SONIA(1)(A)	(475)	17,052	17,527
GBP	170	03/17/42	1.000%(A)	1 Day SONIA(1)(A)	(14,563)	19,699	34,262
JPY	15,910	03/16/27	0.000%(A)	1 Day TONAR(1)(A)	435	627	192
JPY	71,418	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(2,976)	(3,397)	(421)
JPY	42,790	03/16/32	0.000%(A)	1 Day TONAR(2)(A)	(8,408)	(8,993)	(585)
JPY	23,026	03/16/32	0.030%(A)	1 Day TONAR(1)(A)	395	4,276	3,881
KRW	139,908	03/18/24	1.500%(Q)	3 Month KWCDC(2)(Q)	(1,637)	(2,336)	(699)
KRW	1,790,390	09/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)	(9,330)	(192,921)	(183,591)
KRW	158,850	03/16/32	1.500%(Q)	3 Month KWCDC(2)(Q)	(7,492)	(13,697)	(6,205)
KRW	427,170	06/15/32	2.500%(Q)	3 Month KWCDC(2)(Q)	1,643	(5,706)	(7,349)
MXN	12,570	06/12/24	8.700%(M)	28 Day Mexican Interbank Rate(1)(M)	—	477	477
MXN	15,236	06/02/32	7.970%(M)	28 Day Mexican Interbank Rate(2)(M)	9,395	(11,009)	(20,404)
MXN	3,820	06/02/32	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)	543	2,993	2,450
NOK	35,390	06/17/24	2.000%(A)	6 Month NIBOR(1)(S)	49,855	53,367	3,512
NOK	1,950	03/16/27	2.000%(A)	6 Month NIBOR(1)(S)	6,836	8,586	1,750
NOK	3,740	09/21/27	2.406%(A)	6 Month NIBOR(1)(S)	2,402	10,659	8,257
NOK	32,780	03/16/32	2.000%(A)	6 Month NIBOR(2)(S)	(51,397)	(246,933)	(195,536)
NOK	1,961	06/15/32	1.750%(A)	6 Month NIBOR(1)(S)	(1,750)	19,942	21,692
NOK	4,204	09/15/32	2.375%(A)	6 Month NIBOR(1)(S)	441	4,922	4,481
NZD	2,810	12/15/22	1.250%(S)	3 Month BBR(2)(Q)	(1,803)	(10,176)	(8,373)
A56

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	14,180	03/18/24	2.750%(S)	3 Month BBR(2)(Q)	$28,996	$(92,059)	$(121,055)
NZD	909	11/01/24	2.580%(S)	3 Month BBR(2)(Q)	—	(6,478)	(6,478)
NZD	2,431	11/04/24	2.503%(S)	3 Month BBR(2)(Q)	—	(21,230)	(21,230)
NZD	5,090	03/16/27	2.750%(S)	3 Month BBR(2)(Q)	608	(102,367)	(102,975)
NZD	964	06/19/27	3.130%(S)	3 Month BBR(1)(Q)	603	5,860	5,257
NZD	1,284	09/21/27	3.281%(S)	3 Month BBR(2)(Q)	(2,268)	(10,081)	(7,813)
NZD	1,240	03/16/32	2.750%(S)	3 Month BBR(1)(Q)	(9,753)	46,055	55,808
NZD	738	03/17/32	2.813%(S)	3 Month BBR(1)(Q)	1,262	11,306	10,044
NZD	302	09/21/32	3.313%(S)	3 Month BBR(2)(Q)	(68)	(2,467)	(2,399)
PLN	6,520	06/17/24	4.750%(A)	6 Month WIBOR(1)(S)	34,197	30,389	(3,808)
PLN	922	06/15/32	3.750%(A)	6 Month WIBOR(1)(S)	11,133	17,057	5,924
PLN	3,844	06/15/32	4.030%(A)	6 Month WIBOR(2)(S)	11,242	(51,271)	(62,513)
SEK	84,400	03/18/24	0.500%(A)	3 Month STIBOR(2)(Q)	(120,710)	(144,172)	(23,462)
SEK	48,300	06/17/24	0.750%(A)	3 Month STIBOR(2)(Q)	(86,411)	(85,918)	493
SEK	57,180	03/16/27	0.750%(A)	3 Month STIBOR(2)(Q)	(41,008)	(307,033)	(266,025)
SEK	6,035	03/20/27	0.688%(A)	3 Month STIBOR(2)(Q)	(1,100)	(26,423)	(25,323)
SEK	8,149	06/15/27	0.656%(A)	3 Month STIBOR(2)(Q)	(28,232)	(51,649)	(23,417)
SEK	30,960	03/16/32	1.000%(A)	3 Month STIBOR(1)(Q)	205,059	272,465	67,406
SEK	9,590	03/17/32	1.000%(A)	3 Month STIBOR(2)(Q)	(24,552)	(45,175)	(20,623)
	630	01/12/24	1.290%(A)	1 Day SOFR(1)(A)	4,180	9,120	4,940
	3,000	03/14/24	2.500%(A)	1 Day SOFR(1)(A)	5,846	9,452	3,606
	3,530	03/18/24	0.250%(A)	1 Day SOFR(1)(A)	92,932	134,506	41,574
	7,250	03/18/24	1.750%(A)	1 Day SOFR(1)(A)	21,868	83,809	61,941
	4,580	03/25/24	2.000%(A)	1 Day SOFR(1)(A)	12,354	18,205	5,851
	63,320	07/25/24	—(3)	—(3)	13,193	18,406	5,213
	2,660	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(43,171)	(43,171)
	2,980	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(46,913)	(46,913)
	1,490	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(23,356)	(23,356)
	3,512	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(54,266)	(54,266)
	3,358	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(67,242)	(67,242)
	2,800	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(54,692)	(54,692)
	2,800	03/20/26	1.350%(A)	1 Day SOFR(2)(A)	—	(51,168)	(51,168)
	2,795	03/20/26	1.354%(A)	1 Day SOFR(2)(A)	—	(50,867)	(50,867)
	2,810	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(51,061)	(51,061)
	1,680	03/20/26	1.377%(A)	1 Day SOFR(2)(A)	—	(29,851)	(29,851)
	560	03/20/26	1.379%(A)	1 Day SOFR(2)(A)	—	(9,930)	(9,930)
	2,794	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(49,358)	(49,358)
	2,790	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	—	(48,401)	(48,401)
	14,830	03/16/27	1.000%(A)	1 Day SOFR(1)(A)	697,428	833,079	135,651
	659	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	6,037	14,741	8,704
	825	09/21/27	2.000%(A)	1 Day SOFR(2)(A)	192	(11,264)	(11,456)
	1,070	11/17/31	2.130%(A)	1 Day SOFR(2)(A)	(5,408)	(835)	4,573
	7,840	03/16/32	1.500%(A)	1 Day SOFR(1)(A)	373,662	415,739	42,077
	9,150	03/17/32	1.500%(A)	1 Day SOFR(1)(A)	175,770	188,622	12,852
	190	09/21/32	2.000%(A)	1 Day SOFR(2)(A)	(343)	(2,614)	(2,271)
	565	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	20,803	20,803
	635	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	22,857	22,857
	320	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	11,299	11,299
	750	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	26,476	26,476
	710	03/20/34	1.407%(A)	1 Day SOFR(1)(A)	—	40,713	40,713
	595	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	32,069	32,069
	590	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	31,430	31,430
	595	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	31,309	31,309
	590	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	30,484	30,484
	591	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	30,485	30,485
	590	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	30,271	30,271
	355	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	18,035	18,035
A57

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	120	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	$—	$6,023	$6,023
	380	03/18/52	1.750%(A)	1 Day SOFR(1)(A)	(6,113)	17,907	24,020
ZAR	15,179	06/17/24	6.100%(Q)	3 Month JIBAR(1)(Q)	3,899	4,189	290
ZAR	3,200	06/15/32	8.000%(Q)	3 Month JIBAR(2)(Q)	(3,557)	(875)	2,682
ZAR	14,125	06/15/32	8.130%(Q)	3 Month JIBAR(2)(Q)	9,983	4,937	(5,046)
					$928,252	$(771,922)	$(1,700,174)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	57,380	09/15/26	2.805%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$143,819	$—	$143,819	BNP Paribas S.A.
CNH	39,537	09/15/26	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	113,295	—	113,295	JPMorgan Chase Bank, N.A.
CNH	2,665	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,979	—	1,979	JPMorgan Chase Bank, N.A.
CNH	3,853	03/16/27	2.370%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,979)	—	(1,979)	JPMorgan Chase Bank, N.A.
CNH	6,409	03/16/27	2.475%(Q)	7 Day China Fixing Repo Rates(2)(Q)	5,450	—	5,450	Bank of America, N.A.
CNH	5,409	06/15/27	2.464%(Q)	7 Day China Fixing Repo Rates(2)(Q)	89	—	89	Standard Chartered Bank
MYR	1,280	12/21/31	3.271%(Q)	3 Month KLIBOR(2)(Q)	(11,031)	(10)	(11,021)	Bank of America, N.A.
					$251,622	$(10)	$251,632

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.00 bps monthly and receives the floating rate of 3 Month LIBOR quarterly.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A58